United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-8042
                      (Investment Company Act File Number)


                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 3/31/05


Item 1.     Schedule of Investments


Federated American Leaders Fund II
Portfolio of Investments
March 31, 2005 (unaudited)



   Shares                                                                        Value
                       Common Stocks--99.0%
                       Consumer Discretionary--12.9%
   83,200       (1)    Comcast Corp., Class A                             $      2,778,880
   213,300             Gap (The), Inc.                                           4,658,472
   181,900      (1)    Goodyear Tire & Rubber Co.                                2,428,365
   91,300              Home Depot, Inc.                                          3,491,312
   291,700      (1)    Interpublic Group Cos., Inc.                              3,582,076
   56,800              Johnson Controls, Inc.                                    3,167,168
   117,500             Mattel, Inc.                                              2,508,625
   145,500             McDonald's Corp.                                          4,530,870
   180,000             News Corp., Inc.                                          3,045,600
   55,400              Philips Electronics NV, ADR                               1,524,608
   279,400      (1)    Time Warner, Inc.                                         4,903,470
   71,578              Viacom, Inc., Class B                                     2,493,062
                       Total                                                     39,112,508
                       Consumer Staples--6.2%
   125,200             Altria Group, Inc.                                        8,186,828
   154,200      (1)    Safeway Inc.                                              2,857,326
   99,100              SUPERVALU, Inc.                                           3,304,985
   266,900             Tyson Foods, Inc., Class A                                4,451,892
                       Total                                                     18,801,031
                       Energy--10.5%
   74,300              Apache Corp.                                              4,549,389
   108,900             BP PLC, ADR                                               6,795,360
   171,600             ChevronTexaco Corp.                                       10,005,996
   151,400             Exxon Mobil Corp.                                         9,023,440
   13,500              Total SA, Class B, ADR                                    1,582,605
                       Total                                                     31,956,790
                       Financials--36.1%
   121,500             Ace Ltd.                                                  5,014,305
   161,100             Allstate Corp.                                            8,709,066
   93,300              American International Group, Inc.                        5,169,753
   222,200             Bank of America Corp.                                     9,799,020
   105,900             Citigroup, Inc.                                           4,759,146
   56,300              Fannie Mae                                                3,065,535
   76,500              Fifth Third Bancorp                                       3,287,970
   120,000             Freddie Mac                                               7,584,000
   29,400              Goldman Sachs Group, Inc.                                 3,233,706
   69,900              Hartford Financial Services Group, Inc.                   4,792,344
   171,600             J.P. Morgan Chase & Co.                                   5,937,360
   80,700              MBIA Insurance Corp.                                      4,218,996
   192,500             MBNA Corp.                                                4,725,875
   83,300              MetLife, Inc.                                             3,257,030
   163,000             Morgan Stanley                                            9,331,750
   88,300              Nationwide Financial Services, Inc., Class A              3,169,970
   138,600             New York Community Bancorp, Inc.                          2,516,976
   79,400              RenaissanceRe Holdings Ltd.                               3,707,980
   105,500             U.S. Bancorp                                              3,040,510
   126,700             Wachovia Corp.                                            6,450,297
   133,300             Wells Fargo & Co.                                         7,971,340
                       Total                                                     109,742,929
                       Healthcare--7.5%
   69,600              Abbott Laboratories                                       3,244,752
   76,300              AmerisourceBergen Corp.                                   4,371,227
   91,100              Baxter International, Inc.                                3,095,578
   39,700       (1)    Biogen Idec, Inc.                                         1,370,047
   22,600              HCA - The Healthcare Corp.                                1,210,682
   147,200             McKesson HBOC, Inc.                                       5,556,800
   152,700             Pfizer, Inc.                                              4,011,429
                       Total                                                     22,860,515
                       Industrials--6.4%
   34,700              Eaton Corp.                                               2,269,380
   90,600              Masco Corp.                                               3,141,102
   65,148              Northrop Grumman Corp.                                    3,516,689
   24,900              Parker-Hannifin Corp.                                     1,516,908
   268,700             Tyco International Ltd.                                   9,082,060
                       Total                                                     19,526,139
                       Information Technology--7.8%
   65,100              Analog Devices, Inc.                                      2,352,714
   183,000      (1)    Applied Materials, Inc.                                   2,973,750
   205,300      (1)    BMC Software, Inc.                                        3,079,500
   1,555               Computer Associates International, Inc.                   42,140
   37,000              International Business Machines Corp.                     3,381,060
   198,700             Intel Corp.                                               4,615,801
   125,400             Microsoft Corp.                                           3,030,918
   190,600             Motorola, Inc.                                            2,853,282
   43,700       (1)    SunGard Data Systems, Inc.                                1,507,650
                       Total                                                     23,836,815
                       Materials--1.9%
   76,600              Alcoa, Inc.                                               2,327,874
   48,000              PPG Industries, Inc.                                      3,432,960
                       Total                                                     5,760,834
                       Telecommunication Services--4.9%
   58,900              BellSouth Corp.                                           1,548,481
   160,600             SBC Communications, Inc.                                  3,804,614
   133,000             Sprint Corp. (FON Group)                                  3,025,750
   138,706             Verizon Communications                                    4,924,063
   59,500              Vodafone Group PLC, ADR                                   1,580,320
                       Total                                                     14,883,228
                       Utilities--4.8%
   123,400             American Electric Power Co., Inc.                         4,203,004
   149,600             Edison International                                      5,194,112
   225,100             NiSource, Inc.                                            5,130,029
                       Total                                                     14,527,145
                       Total Common Stocks - 99.0% (identified cost
                       $259,251,732)(2)                                          301,007,934
                       other assets and liabilities---net---1.0%                 3,107,698
                       total net assets---100%                            $      304,115,632

1      Non-income producing security.
2      At March 31, 2005, the cost of investments for federal tax purposes was $259,251,732. The net unrealized appreciation of investments for federal tax purposes was $41,756,202.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,695,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,939,511.


Note:         The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuation
Listed corporate bonds and fixed-income securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt



















Federated Capital Appreciation Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares                                                                        Value
                         Common Stocks--97.7%
                         Consumer Discretionary--13.4%
   7,200                 Clear Channel Communications, Inc.                 $    248,184
   8,800         (1)     Comcast Corp., Class A                                  293,920
   6,500                 Gap (The), Inc.                                         141,960
   10,300                Home Depot, Inc.                                        393,872
   10,900        (1)     Interpublic Group Cos., Inc.                            133,852
   4,100                 Johnson Controls, Inc.                                  228,616
   10,700                McDonald's Corp.                                        333,198
   3,000                 Nike, Inc., Class B                                     249,930
   2,500                 Omnicom Group, Inc.                                     221,300
   6,800                 Target Corp.                                            340,136
   11,800        (1)     Time Warner, Inc.                                       207,090
   9,300                 Viacom, Inc., Class B                                   323,919
   16,500                Walt Disney Co.                                         474,045
                         Total                                                   3,590,022
                         Consumer Staples--11.4%
   10,100                Altria Group, Inc.                                      660,439
   8,400                 Coca-Cola Co.                                           350,028
   9,400                 Gillette Co.                                            474,512
   17,100        (1)     Kroger Co.                                              274,113
   6,700                 PepsiCo, Inc.                                           355,301
   4,000                 Procter & Gamble Co.                                    212,000
   14,400                Wal-Mart Stores, Inc.                                   721,584
                         Total                                                   3,047,977
                         Energy--8.9%
   5,600                 ChevronTexaco Corp.                                     326,536
   2,500                 ConocoPhillips                                          269,600
   20,800                Exxon Mobil Corp.                                       1,239,680
   6,000                 Halliburton Co.                                         259,500
   5,300         (1)     Transocean Sedco Forex, Inc.                            272,738
                         Total                                                   2,368,054
                         Financials--18.8%
   3,000                 Ace Ltd.                                                123,810
   6,400                 Allstate Corp.                                          345,984
   3,800                 American International Group, Inc.                      210,558
   8,900                 Bank of America Corp.                                   392,490
   9,000                 Bank of New York Co., Inc.                              261,450
   14,300                Citigroup, Inc.                                         642,642
   2,900                 Federal National Mortgage Association                   157,905
   4,200                 Goldman Sachs Group, Inc.                               461,958
   11,400                J.P. Morgan Chase & Co.                                 394,440
   3,200                 Lehman Brothers Holdings, Inc.                          301,312
   7,600                 MBNA Corp.                                              186,580
   7,600                 Merrill Lynch & Co., Inc.                               430,160
   8,100                 Morgan Stanley                                          463,725
   5,300                 Wachovia Corp.                                          269,823
   6,300                 Wells Fargo & Co.                                       376,740
                         Total                                                   5,019,577
                         Healthcare--9.7%
   6,500                 Abbott Laboratories                                     303,030
   8,200                 Baxter International, Inc.                              278,636
   860           (1)     Biogen Idec, Inc.                                       29,679
   4,700                 Johnson & Johnson                                       315,652
   5,000                 McKesson HBOC, Inc.                                     188,750
   8,700                 Medtronic, Inc.                                         443,265
   5,300                 Merck & Co., Inc.                                       171,561
   16,120                Pfizer, Inc.                                            423,472
   10,700                Wyeth                                                   451,326
                         Total                                                   2,605,371
                         Industrials--11.2%
   5,100                 3M Co.                                                  437,019
   2,900                 Caterpillar, Inc.                                       265,176
   6,300                 Cendant Corp.                                           129,402
   34,100                General Electric Co.                                    1,229,646
   6,600                 Raytheon Co.                                            255,420
   13,500                Tyco International Ltd.                                 456,300
   8,100                 Waste Management, Inc.                                  233,685
                         Total                                                   3,006,648
                         Information Technology--17.0%
   7,700                 Analog Devices, Inc.                                    278,278
   45,500        (1)     Applied Materials, Inc.                                 739,375
   28,100        (1)     Cisco Systems, Inc.                                     502,709
   7,800         (1)     Dell, Inc.                                              299,676
   29,200        (1)     EMC Corp. Mass                                          359,744
   4,100                 IBM Corp.                                               374,658
   23,500                Intel Corp.                                             545,905
   7,600         (1)     KLA-Tencor Corp.                                        349,676
   5,000         (1)     Lam Research Corp.                                      144,300
   25,900                Microsoft Corp.                                         626,003
   25,100        (1)     Oracle Corp.                                            313,248
                         Total                                                   4,533,572
                         Materials--2.4%
   8,700                 Alcoa, Inc.                                             264,393
   6,000                 Du Pont (E.I.) de Nemours & Co.                         307,440
   1,700                 International Paper Co.                                 62,543
                         Total                                                   634,376
                         Telecommunication Services--4.1%
   12,100                BellSouth Corp.                                         318,109
   15,400                SBC Communications, Inc.                                364,826
   7,500                 Verizon Communications                                  266,250
   5,100                 Vodafone Group PLC, ADR                                 135,456
                         Total                                                   1,084,641
                         Utilities--0.8%
   9,400                 NiSource, Inc.                                          214,226
                         Total Common Stocks (identified cost
                         $23,519,437)                                            26,104,464
                         Repurchase Agreement--1.8%
$  488,000               Interest in $1,740,000,000 joint repurchase
                         agreement with Barclays Capital, Inc., 2.90%,
                         dated 3/31/2005 to be repurchased at $488,039
                         on 4/1/2005, collateralized by U.S. Government
                         Agency Obligations with various maturities to
                         02/24/2025, collateral market value
                         $1,774,943,868 (AT AMORTIZED COST)                      488,000
                         Total Investments---99.5%
                         (identified cost $24,007,437)(2)                        26,592,464
                         OTHER ASSETS AND LIABILITIES---NET---0.5%               121,094
                         TotaL NET ASSETS---100%                            $    26,713,558

1      Non-income producing security.
2      At March 31, 2005, the cost of investments for federal tax purposes was $24,007,437. The net unrealized appreciation of investments for federal tax purposes was $2,585,027.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,173,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $588,781.


Note: The categories of investments are shown as a percentage of total net assets at
March 31, 2005.
Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees  (the "Trustees").












Federated Capital Income Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares or
   Principal
   Amount                                                                        Value
                       Common Stocks--39.5%
                       Consumer Discretionary--4.9%
   2,000               Dow Jones & Co.                                    $      74,740
   6,800               Electrolux AB, ADR, Class B                               316,608
   4,700               La-Z Boy Chair Co.                                        65,471
   15,669              Limited, Inc.                                             380,757
   14,000              Mattel, Inc.                                              298,900
   14,800              May Department Stores Co.                                 547,896
   6,000               Maytag Corp.                                              83,820
   6,200               McDonald's Corp.                                          193,068
   17,200              Newell Rubbermaid, Inc.                                   377,368
   53,500              Pearson PLC, ADR                                          655,910
   17,400              Tupperware Corp.                                          354,264
   3,700               Whirlpool Corp.                                           250,601
                       Total                                                     3,599,403
                       Consumer Staples--3.0%
   2,900               Albertsons, Inc.                                          59,885
   5,500               Altria Group, Inc.                                        359,645
   6,800               Coca-Cola Co.                                             283,356
   1,300               Kimberly-Clark Corp.                                      85,449
   19,100              Loews Corp. - Carolina Group                              632,210
   1,700               PepsiCo, Inc.                                             90,151
   16,800              Sara Lee Corp.                                            372,288
   8,700               Unilever PLC, ADR                                         348,000
                       Total                                                     2,230,984
                       Energy--4.4%
   5,400               BP PLC, ADR                                               336,960
   3,200               ChevronTexaco Corp.                                       186,592
   2,600               ENI SpA, ADR                                              338,416
   11,600              Exxon Mobil Corp.                                         691,360
   4,500               Kinder Morgan, Inc.                                       340,650
   1,900               Norsk Hydro A.S., ADR                                     158,631
   8,400               Royal Dutch Petroleum Co., ADR                            504,336
   2,900               Total  SA, ADR, Class B                                   339,967
   7,800               Tidewater, Inc.                                           303,108
                       Total                                                     3,200,020
                       Financials--11.5%
   1,900               Ace, Ltd.                                                 78,413
   21,400              Allstate Corp.                                            1,156,884
   1,900               BB&T Corp.                                                74,252
   11,814              Bank of America Corp.                                     520,997
   7,500               Bank of New York Co., Inc.                                217,875
   4,300               Capital Federal Financial                                 148,952
   1,100               Chubb Corp.                                               87,197
   18,400              Citigroup, Inc.                                           826,896
   6,200               Comerica, Inc.                                            341,496
   8,300               Friedman, Billings, Ramsey Group, Inc., Class A           131,721
   15,200              J.P. Morgan Chase & Co.                                   525,920
   20,000              Lloyds TSB Group PLC, ADR                                 725,400
   17,700              MBNA Corp.                                                434,535
   9,100               Mellon Financial Corp.                                    259,714
   5,900               Morgan Stanley                                            337,775
   7,300               Nationwide Financial Services, Inc., Class A              262,070
   23,900              New York Community Bancorp, Inc.                          434,024
   18,900              Regions Financial Corp.                                   612,360
   28,200              Trizec Properties, Inc.                                   535,800
   20,800              U.S. Bancorp                                              599,456
   1,100               UBS AG - U.S. issue                                       92,840
                       Total                                                     8,404,577
                       Health Care--2.1%
   11,200              GlaxoSmithKline PLC, ADR                                  514,304
   30           (1)    Hospira, Inc.                                             968
   8,200               Merck & Co., Inc.                                         265,434
   4,700               Pfizer, Inc.                                              123,469
   16,000              Wyeth                                                     674,880
                       Total                                                     1,579,055
                       Industrials--3.2%
   8,800               BAE Systems PLC, ADR                                      172,604
   38,800              General Electric Co.                                      1,399,128
   2,100               Honeywell International, Inc.                             78,141
   3,400               Quebecor World, Inc.                                      80,104
   6,500               TPG NV - ADR                                              184,730
   1,300               Union Pacific Corp.                                       90,610
   10,700              Waste Management, Inc.                                    308,695
                       Total                                                     2,314,012
                       Information Technology--0.5%
   3,900               Hewlett-Packard Co.                                       85,566
   4,624               Motorola, Inc.                                            69,221
   12,700              Nokia Oyj, ADR, Class A                                   195,961
                       Total                                                     350,748
                       Materials--2.0%
   2,900               Air Products & Chemicals, Inc.                            183,541
   2,400               Ciba Specialty Chemical AG, ADR                           77,616
   5,300               Du Pont (E.I.) de Nemours & Co.                           271,572
   1,900               Hanson PLC, ADR                                           89,490
   5,300               Southern Peru Copper Corp.                                293,938
   23,700              UPM - Kymmene OY, ADR                                     529,221
                       Total                                                     1,445,378
                       Telecommunication Services--4.0%
   20,300              AT&T Corp.                                                380,625
   7,100               BCE, Inc.                                                 177,429
   8,600               BellSouth Corp.                                           226,094
   30,100              Magyar Tavkozlesi Rt (Matav), ADR                         708,855
   23,300              SBC Communications, Inc.                                  551,977
   29,900              TDC A/S, ADR                                              627,601
   13,000              Telstra Corp. Ltd., ADR                                   255,840
                       Total                                                     2,928,421
                       Utilities--3.9%
   2,700               Black Hills Corp.                                         89,289
   3,400               Duke Energy Corp.                                         95,234
   11,100              Edison International                                      385,392
   18,900              Energias de Portugal SA, ADR                              531,846
   1,500               Equitable Resources, Inc.                                 86,160
   8,000               Northeast Utilities Co.                                   154,160
   14,500              Pinnacle West Capital Corp.                               616,395
   6,300               RWE AG, RDC                                               381,960
   32,800              Scottish & Southern Energy PLC, ADR                       546,346
                       Total                                                     2,886,782
                       Total Common Stocks (identified cost
                       $24,873,352)                                              28,939,380
                       Corporate Bonds--8.7%
                       Basic Industry - Paper--0.4%
$  250,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                290,463
                       Brewing--0.6%
   400,000      (2)    Bavaria, Series 144A, 8.875%, 11/1/2010                   438,000
                       Broadcast Radio & TV--0.6%
   400,000             Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032            454,704
                       Capital Goods - Environmental--0.4%
   300,000             USA Waste Services Ins , Sr. Note, 7.125%,
                       10/1/2007                                                 319,947
                       Communications - Media & Cable--0.4%
   250,000             Continental Cablevision, Sr. Deb., 8.875%,
                       9/15/2005                                                 255,755
                       Communications - Media Noncable--0.7%
   185,000             British Sky Broadcasting Group PLC, 8.2%,
                       7/15/2009                                                 208,807
   250,000             Univision Communications, Inc., 7.85%, 7/15/2011          285,239
                       Total                                                     494,046
                       Communications - Telecom Wirelines--0.4%
   300,000             Telecom de Puerto Rico, Note, 6.65%, 5/15/2006            307,122
                       Consumer Cyclical - Automotive--0.4%
   300,000             General Motors Acceptance, 6.875%, 9/15/2011              271,793
                       Consumer Cyclical - Entertainment--0.4%
   300,000             Time Warner, Inc., Deb., 8.11%, 8/15/2006                 314,604
                       Consumer Non-Cyclical Tobacco--0.1%
   45,000              Philip Morris, Note, 6.375%, 2/1/2006                     45,784
                       Container & Glass Products--0.4%
   300,000      (2)    Vitro SA, Note, Series 144A, 11.75%, 11/1/2013            286,500
                       Financial Institution - Banking--0.5%
   300,000             Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           337,383
                       Financial Institution - Brokerage--0.4%
   300,000             Waddell & Reed Financial, Inc., 7.5%, 1/18/2006           308,109
                       Financial Institution - Insurance - P&C--0.4%
   300,000      (2)     MBIA Global Funding LLC, 2.875%, 11/30/2006              293,451
                       Oil & Gas--1.1%
   200,000      (2)    Gaz Capital SA, Note, Series 144A, 8.625%,
                       4/28/2034                                                 223,500
   220,000      (2)    Gazprom, Note, Series 144A, 9.625%, 3/1/2013              252,450
   350,000      (2)     Petrozuata Finance Inc., Company Guarantee,
                       Series 144A, 8.22%, 4/1/2017                              330,750
                       Total                                                     806,700
                       Sovereign--0.8%
   500,000      (2)    Aries Vermogensverwaltng, Note, Series 144A,
                       9.6%, 10/25/2014                                          603,750
                       Steel--0.4%
   275,000      (2)     CSN Islands VIII Corp., Company Guarantee,
                       Series 144A, 9.75%, 12/16/2013                            284,625
                       Telecommunications & Cellular--0.3%
   200,000             Philippine Long Distance , Sr. Unsub., 11.375%,
                       5/15/2012                                                 232,000
                       Total Corporate Bonds (identified cost
                       $6,257,711)                                               6,344,736
                       Governments/Agencies--14.3%
                       Sovereign--14.3%
   1,300,000           Brazil, Government of, 14.5%, 10/15/2009                  1,639,300
   950,000             Brazil, Government of, Note, 12%, 4/15/2010               1,110,550
   400,000             Colombia, Government of, 10.75%, 1/15/2013                449,000
   500,000             Colombia, Republic of, Bond, 8.125%, 5/21/2024            452,500
   21,500,000          Mexico Fixed Rate Bonds, Bond, Series MI10, 8%,
                       12/19/2013                                                1,664,957
   270,000             Peru, Government of, Note, 9.875%, 2/06/2015              313,200
   300,000             Philippines, Government , 9.875%, 1/15/2019               315,000
   450,000             Philippines, Government , Note, 8.25%, 1/15/2014          446,625
   630,000             Russia, Government of, Series REGS, 8.25%,
                       3/31/2010                                                 679,203
   1,150,000            Russia, Government of, Unsub., Series REGS,
                       3/31/2030                                                 1,181,280
   500,000             Turkey, Government of, 11%, 1/14/2013                     607,500
   750,000             Turkey, Government of, 9.5%, 1/15/2014                    849,375
   300,000             Venezuela, Government of, 10.75%, 9/19/2013               335,250
   200,000             Venezuela, Government of, 9.375%, 1/13/2034               199,000
   250,000             Venezuela, Government of, Bond, 9.25%, 9/15/2027          249,500
                       Total GOVERNMENTS/AGENCIES (IDENTIFIED COST
                       $10,402,161)                                              10,492,240
                       Mortgage Backed Securities--7.3%
                       Federal Home Loan Mortgage Corporation--0.9%
   447,993             Federal Home Loan Mortgage Corp. Pool A14164,
                       5.000%, 30 Year, 10/1/2033                                439,593
   199,237             Federal Home Loan Mortgage Corp. Pool B17799,
                       4.500%, 15 Year, 2/1/2020                                 195,221
                       Total                                                     634,814
                       Federal National Mortgage Association--6.4%
   496,157              Federal National Mortgage Association Pool
                       255631, 5.500%, 30 Year, 3/1/2035                         497,339
   736,319             Federal National Mortgage Association Pool
                       725690, 6.000%, 30 Year, 8/1/2034                         753,088
   500,050             Federal National Mortgage Association Pool
                       725704, 6.000%, 30 Year, 8/1/2034                         511,438
   429,963             Federal National Mortgage Association Pool
                       789090, 5.500%, 15 Year, 8/1/2019                         438,445
   300,000             Federal National Mortgage Association Pool
                       803873, 5.000%, 30 Year, 12/1/2034                        293,625
   480,122             Federal National Mortgage Association Pool
                       806237, 5.000%, 15 Year, 12/1/2019                        480,065
   499,999             Federal National Mortgage Association Pool
                       811870, 5.000%, 15 Year, 2/1/2020                         499,940
   1,225,002           Federal National Mortgage Association Pool
                       816227, 5.500%, 30 Year, 3/1/2035                         1,227,921
                       Total                                                     4,701,861
                       Total Mortgage Backed Securities (identified
                       cost $5,392,432)                                          5,336,675
                       Preferred Stocks--5.7%
                       Consumer Discretionary--0.4%
   12,200              General Motors Corp., Conv. Pfd., Series C,
                       $1.5625, Annual Dividend                                  253,760
                       Financials--1.3%
   9,400               Chubb Corp., PRIDES, $1.75, Annual Dividend               281,812
   2                   Federal National Mortgage Association, 5.375%,
                       12/30/2034,                                               187,423
   1,400               Washington Mutual, Inc., Conv. Pfd., $2.6875,
                       Annual Dividend                                           73,010
   17,700              XL Capital Ltd., PEPS, $.40625, Annual Dividend           423,915
                       Total                                                     966,160
                       Health Care--1.2%
   6,500               Baxter International, Inc, PEPS, $.875, Annual
                       Dividend                                                  350,025
   16,000       (2)     Morgan Stanley & Co., In, PERCS                          500,560
                       Total                                                     850,585
                       Information Technology--2.0%
   34,100       (2)     Morgan Stanley & Co., In, PERCS                          478,594
   20,600       (2)     Morgan Stanley & Co., In, PERCS                          498,417
   24,500       (2)     Morgan Stanley & Co., Inc., PERCS, Series CHKP           499,433
                       Total                                                     1,476,444
                       Telecommunication Services--0.4%
   5,900               Alltel Corp., DECS, $3.875, Annual Dividend               297,891
                       Utilities--0.4%
   8,400               ONEOK, Inc., PEPS, $.53, Annual Dividend                  316,764
                       Total Preferred Stocks (identified cost
                       $3,901,149)                                               4,161,604
                       U.S. Treasury--1.8%
                       Treasury Securities--1.8%
   1,290,000           United States Treasury Bond, 10.750%, 8/15/2005
                       (IDENTIFIED COST $1,550,620)                              1,326,933
                       Mutual Fund--19.7%
   1,945,476    (3)    Federated High Income Bond Fund II, Primary
                       Shares (IDENTIFIED COST $14,239,649)                      14,454,889
                       Repurchase Agreement--1.9%
   1,414,000           Interest in $1,740,000,000 joint repurchase
                       agreement with Barclays Capital, Inc., 2.900%,
                       dated 3/31/2005 to be repurchased at $1,414,114
                       on 4/1/2005, collateralized by U.S. Government
                       Agency Obligations with various maturities to
                       02/24/2025, collateral market value
                       $1,774,943,868 (AT AMORTIZED COST)                        1,414,000
                       Total Investments -
                       98.9%
                        (identified cost $68,031,074)(4)                         72,470,457
                       other assets and liabilities - net - 1.1%                 804,329
                       total net assets - 100%                            $      73,274,786

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At March 31, 2005, these securities amounted to $4,690,030 which represents 6.4% of total net assets.
3      Affiliated company.
4      The cost of investments for federal tax purposes was $68,454,183. The net unrealized appreciation of investments for federal tax purposes was $4,016,274.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,361,614 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,345,340.

Note:             The categories of investments are shown as a percentage of total net assets at March 31, 2005.
Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE").
Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of
Trustees.  Investments in other open-end regulated companies are valued at net asset value.
The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
DECS        --Dividend Enhanced Convertible Stock
PEPS        --Participating Equity Preferred Stock
PERCS       --Preferred Equity Redemption Cumulative Stock
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities



















Federated Equity Income Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares                                                                          Value
                        Common Stocks--93.7%
                        Consumer Discretionary--10.3%
   15,500               Belo (A.H.) Corp., Series A                        $       374,170
   2,700                Knight-Ridder, Inc.                                        181,575
   35,738               Limited, Inc.                                              868,433
   30,100               Mattel, Inc.                                               642,635
   13,000               May Department Stores Co.                                  481,260
   13,600               Maytag Corp.                                               189,992
   65,900               McDonald's Corp.                                           2,052,126
   24,100               Newell Rubbermaid, Inc.                                    528,754
   17,100               Nissan Motor Co. Ltd., ADR                                 350,037
   89,700               Pearson PLC, ADR                                           1,099,722
   7,800                Pier 1 Imports, Inc.                                       142,194
   2,700                Whirlpool Corp.                                            182,871
                        Total                                                      7,093,769
                        Consumer Staples--7.5%
   7,600                Albertsons, Inc.                                           156,940
   3,200                Anheuser-Busch Cos., Inc.                                  151,648
   10,800               Archer-Daniels-Midland Co.                                 265,464
   25,100               Coca-Cola Co.                                              1,045,917
   8,300                Colgate-Palmolive Co.                                      433,011
   18,700               Kimberly-Clark Corp.                                       1,229,151
   4,200                Lancaster Colony Corp.                                     178,710
   14,100               Loews Corp.- Carolina Group                                466,710
   13,800               PepsiCo, Inc.                                              731,814
   7,400                Sara Lee Corp.                                             163,984
   5,300                Unilever N.V., ADR                                         362,626
                        Total                                                      5,185,975
                        Energy--9.1%
   11,100               BP PLC, ADR                                                692,640
   4,200                ENI SPA, ADR                                               546,672
   29,300               Exxon Mobil Corp.                                          1,746,280
   9,000                Kinder Morgan, Inc.                                        681,300
   1,900                Norsk Hydro A.S., ADR                                      158,631
   13,700               Royal Dutch Petroleum Co., ADR                             822,548
   13,700               Total SA, Class B, ADR                                     1,606,051
                        Total                                                      6,254,122
                        Financials--30.6%
   8,793                Ace Ltd.                                                   362,887
   23,300               Allstate Corp.                                             1,259,598
   85,800               Amvescap PLC, ADR                                          1,087,944
   26,894               Bank of America Corp.                                      1,186,025
   24,900               Bank of New York Co., Inc.                                 723,345
   5,145                Cincinnati Financial Corp.                                 224,374
   70,600               Citigroup, Inc.                                            3,172,764
   6,200                Equity Office Properties Trust                             186,806
   21,000               Federal Home Loan Mortgage Corp.                           1,327,200
   8,700                Federal National Mortgage Association                      473,715
   35,800               J.P. Morgan Chase & Co.                                    1,238,680
   6,300                Lloyds TSB Group PLC, ADR                                  228,501
   36,000               MBNA Corp.                                                 883,800
   12,100               Mellon Financial Corp.                                     345,334
   13,800               Morgan Stanley                                             790,050
   20,500               Nationwide Financial Services, Inc., Class A               735,950
   9,400                New York Community Bancorp, Inc.                           170,704
   8,200                Northern Trust Corp.                                       356,208
   27,100               Sun Life Financial Services of Canada                      881,834
   17,812               The St. Paul Travelers Cos., Inc.                          654,235
   22,900               Trizec Properties, Inc.                                    435,100
   17,800               U.S. Bancorp                                               512,996
   15,500               UBS AG                                                     1,308,200
   22,800               Wells Fargo & Co.                                          1,363,440
   16,700               Willis Group Holdings Ltd.                                 615,729
   7,200                XL Capital Ltd.                                            521,064
                        Total                                                      21,046,483
                        Healthcare--6.9%
   8,100                Abbott Laboratories                                        377,622
   22,400               Baxter International, Inc.                                 761,152
   7,500                Bristol-Myers Squibb Co.                                   190,950
   6,200                GlaxoSmithKline PLC, ADR                                   284,704
   3,000                Johnson & Johnson                                          201,480
   25,900               Merck & Co., Inc.                                          838,383
   51,500               Pfizer, Inc.                                               1,352,905
   17,500               Wyeth                                                      738,150
                        Total                                                      4,745,346
                        Industrials--8.7%
   59,500               General Electric Co.                                       2,145,570
   15,300               Lockheed Martin Corp.                                      934,218
   24,900               Quebecor World, Inc.                                       586,644
   28,300               TPG NV, ADR                                                804,286
   6,100                Union Pacific Corp.                                        425,170
   7,000                United Technologies Corp.                                  711,620
   12,400               Waste Management, Inc.                                     357,740
                        Total                                                      5,965,248
                        Information Technology--0.5%
   7,800                Hewlett-Packard Co.                                        171,132
   10,900               Nokia Oyj, Class A, ADR                                    168,187
                        Total                                                      339,319
                        Materials--4.0%
   3,500                Air Products & Chemicals, Inc.                             221,515
   7,800                Akzo Nobel NV, ADR                                         358,644
   9,500                Bowater, Inc.                                              357,865
   13,600               Du Pont (E.I.) de Nemours & Co.                            696,864
   13,600               POSCO, ADR                                                 671,296
   30,200               Stora Enso Oyj, ADR                                        424,310
                        Total                                                      2,730,494
                        Telecommunication Services--8.1%
   8,400                AT&T Corp.                                                 157,500
   17,100               BCE, Inc.                                                  427,329
   25,900               BellSouth Corp.                                            680,911
   55,700               SBC Communications, Inc.                                   1,319,533
   9,500                Sprint Corp.                                               216,125
   19,000               TDC A/S, ADR                                               398,810
   14,500               Telefonos de Mexico, Class L, ADR                          500,685
   31,500               Telstra Corp. Ltd., ADR                                    619,920
   30,600               Verizon Communications                                     1,086,300
   7,900                Vodafone Group PLC, ADR                                    209,824
                        Total                                                      5,616,937
                        Utilities--8.0%
   10,500               Entergy Corp.                                              741,930
   6,300                Equitable Resources, Inc.                                  361,872
   17,300               Exelon Corp.                                               793,897
   53,400               Korea Electric Power Corp., ADR                            717,696
   7,900                National Grid Group PLC, ADR                               369,325
   19,500               Northeast Utilities Co.                                    375,765
   6,500                ONEOK, Inc.                                                200,330
   9,400                Pinnacle West Capital Corp.                                399,594
   16,400               Progress Energy, Inc.                                      687,980
   7,000                RWE AG, ADR                                                424,400
   15,400               Suez SA, ADR                                               415,492
                        Total                                                      5,488,281
                        Total Common Stocks (identified cost
                        $56,244,164)                                               64,465,974
                        Preferred Stocks--2.5%
                        Consumer Discretionary--0.6%
   19,800               General Motors Corp., Conv. Pfd., Series C,
                        $1.56, Annual Dividend                                     411,840
                        Financials--1.9%
   12,700               Chubb Corp., PRIDES, $1.75, Annual Dividend                380,746
   10                   Federal National Mortgage Association, Conv.
                        Pfd., $5.38, Annual Dividend                               937,116
                        Total                                                      1,317,862
                        Total Preferred Stocks (identified cost
                        $1,847,615)                                                1,729,702
                        Repurchase Agreement--2.0%
   1,404,000            Interest in $1,740,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.90%,
                        dated 3/31/2005 to be repurchased at $1,404,113
                        on 4/1/2005, collateralized by U.S. Government
                        Agency Obligations  with various maturities to
                        2/24/2025, collateral market value
                        $1,774,943,868 (AT AMORTIZED COST)                         1,404,000
                        Total Investments -98.2%
                        (identified cost $59,495,779)(1)                           67,599,676
                        OTHER ASSET AND LIABILITIES -NET--1.8%                      1,242,007
                        TOTAL NET ASSETS -100%                             $       68,841,683

1 The cost of investments for federal tax purposes amounts to $59,495,779. The net unrealized appreciation of investments for federal tax purposes was $8,103,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,859,333 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,755,436.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the
"Trustees").

Note: The categories of investments are shown as a percentage of total net assets at
March 31, 2005.
The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
PRIDES      --Preferred Redeemable Increased Dividend Equity Securities
SPA         --Standby Purchase Agreement















Federated Fund For U.S. Government Securities II
Portfolio of Investments
March 31, 2005 (unaudited)

    Principal
    Amount                                                                        Value
                         U.S. Treasury obligations--18.2%
$   2,000,000            United States Treasury Bonds, 6.000%, 2/15/2026    $     2,288,120
    4,700,000    (1)     United States Treasury Bonds, 6.125%, 11/15/2027         5,493,125
    2,800,000            United States Treasury Bonds, 6.250%, 8/15/2023          3,261,550
    500,000              United States Treasury Bonds, 7.250%, 5/15/2016          613,360
    370,000              United States Treasury Bonds, 7.500%, 11/15/2024         491,290
    3,050,000    (1)     United States Treasury Bonds, 7.625%, 2/15/2025          4,106,550
    4,000,000    (1)     United States Treasury Bonds, 8.000%, 11/15/2021         5,430,000
    14,500,000   (1)     United States Treasury Notes, 2.500%, 9/30/2006          14,255,240
    12,000,000   (1)     United States Treasury Notes, 2.750%, 6/30/2006          11,883,720
    3,100,000            United States Treasury Notes, 3.375%, 10/15/2009         3,000,707
    3,000,000    (1)     United States Treasury Notes, 4.000%, 2/15/2015          2,882,340
    1,000,000            United States Treasury Notes, 4.375%, 5/15/2007          1,011,090
    5,076,000    (1)     United States Treasury Notes, 5.625%, 5/15/2008          5,320,257
    5,800,000    (1)     United States Treasury Notes, 5.750%, 11/15/2005         5,888,334
    2,496,625            United States Treasury Inflation Protected
                         Note, (Series A-2015), 1.625%, 1/15/2015                 2,460,349
                         Total U.S. Treasury obligations (identified
                         cost $67,107,090)                                        68,386,034
                         Government Agencies--14.4%
    7,300,000            Federal Farm Credit System, 5.750%, 1/18/2011 -
                         12/7/2028                                                7,732,649
    1,245,000            Federal Farm Credit System, 6.000%, 6/11/2008            1,309,914
    7,000,000            Federal Home Loan Bank System, 3.125%, 8/15/2007         6,830,089
    3,100,000    (1)     Federal Home Loan Bank System, 3.750%, 8/18/2009         3,016,362
    6,000,000            Federal Home Loan Bank System, 4.625%, 4/15/2005         6,004,020
    4,000,000            Federal Home Loan Bank System, 5.250%, 8/15/2006         4,076,440
    750,000              Federal Home Loan Bank System, 6.185%, 5/6/2008          792,233
    3,300,000            Federal Home Loan Bank System, 6.500%,
                         11/15/2005                                               3,360,753
    1,000,000            Federal Home Loan Bank System, 6.750%, 8/15/2007         1,059,610
    1,100,000            Federal Home Loan Bank System, 7.125%, 2/15/2030         1,389,443
    72,000               Federal Home Loan Mortgage Corp., 6.750%,
                         9/15/2029                                                87,744
    1,500,000            Federal National Mortgage Association, 6.000%,
                         5/15/2008                                                1,577,265
    4,000,000            Tennessee Valley Authority, 5.375%, 11/13/2008           4,139,320
    1,000,000            Tennessee Valley Authority, 5.625%, 1/18/2011            1,051,240
    10,700,000           Tennessee Valley Authority, 6.000%, 3/15/2013            11,581,894
                         Total Government Agencies (identified cost
                         $53,507,618)                                             54,008,976
                         Mortgage-Backed Securities--62.1%
                         Federal Home Loan Mortgage Corp.--28.3%
    16,501,644           Federal Home Loan Mortgage Corp., 4.500%,
                         10/1/2018 - 6/1/2019                                     16,190,453
    27,894,561           Federal Home Loan Mortgage Corp., 5.000%,
                         8/1/2018 - 5/1/2034                                      27,594,716
    32,972,513           Federal Home Loan Mortgage Corp., 5.500%,
                         8/1/2033 - 12/1/2034                                     33,097,209
    9,559,445            Federal Home Loan Mortgage Corp., 6.000%,
                         1/1/2014 - 5/1/2034                                      9,809,205
    11,343,713           Federal Home Loan Mortgage Corp., 6.500%,
                         6/1/2015 - 9/1/2032                                      11,802,042
    4,656,406            Federal Home Loan Mortgage Corp., 7.000%,
                         9/1/2015 - 12/1/2032                                     4,907,098
    1,357,847            Federal Home Loan Mortgage Corp., 7.500%,
                         9/1/2030 - 5/1/2032                                      1,455,661
    1,264,357            Federal Home Loan Mortgage Corp., 8.000%,
                         5/1/2030 - 7/1/2032                                      1,359,298
    49,536               Federal Home Loan Mortgage Corp., 8.500%,
                         5/1/2030                                                 53,807
    26,898               Federal Home Loan Mortgage Corp., 9.000%,
                         2/1/2025 - 5/1/2025                                      29,687
                         Total                                                    106,299,176
                         Federal National Mortgage Association--28.6%
    7,293,424    (2)     Federal National Mortgage Association, 4.500%,
                         11/1/2018 - 4/1/2020                                     7,138,747
    23,626,630           Federal National Mortgage Association, 5.000%,
                         2/1/2018 - 11/1/2034                                     23,317,293
    42,875,542   (2)     Federal National Mortgage Association, 5.500%,
                         5/1/2018 - 4/1/2035                                      43,206,438
    27,281,270   (2)     Federal National Mortgage Association, 6.000%,
                         5/1/2014 - 5/1/2035                                      27,964,544
    1,858,132            Federal National Mortgage Association, 6.500%,
                         6/1/2029 - 4/1/2032                                      1,931,349
    2,752,450            Federal National Mortgage Association, 7.000%,
                         3/1/2015 - 4/1/2032                                      2,903,541
    731,263              Federal National Mortgage Association, 7.500%,
                         5/1/2015 - 2/1/2032                                      782,200
    56,294               Federal National Mortgage Association, 8.000%,
                         7/1/2030                                                 60,857
                         Total                                                    107,304,969
                         Government National Mortgage Association -5.2%
    5,677,464            Government National Mortgage Association,
                         5.000%, 7/15/2034                                        5,612,483
    2,018,496            Government National Mortgage Association,
                         5.500%, 1/15/2033 - 4/15/2033                            2,041,598
    6,079,731            Government National Mortgage Association,
                         6.000%, 4/15/2029 - 10/15/2033                           6,256,683
    4,637,833            Government National Mortgage Association,
                         6.500%, 12/15/2023 - 5/15/2032                           4,859,043
    212,681              Government National Mortgage Association,
                         7.500%, 10/15/2026 - 3/20/2030                           228,691
    202,033              Government National Mortgage Association,
                         8.000%, 12/15/2029 - 4/15/2030                           218,480
    92,548               Government National Mortgage Association,
                         9.500%, 11/15/2016                                       101,872
                         Total                                                    19,318,850
                         Total Mortgage-Backed Securities (identified
                         cost $231,735,032)                                       232,922,995
                         Collateralized Mortgage Obligations--2.6%
    1,717,690            Chase Mortgage Finance Corp. 2003-S15, Class
                         1A3, 6.000%, 1/25/2034                                   1,742,458
    2,759,158            Master Asset Securitization Trust 2003-8, Class
                         1A1, 5.500%, 9/25/2033                                   2,744,019
    2,488,316            Wells Fargo Mortgage-Backed Securities Trust
                         2003-18, Class A1, 5.500%, 12/25/2033                    2,474,736
    2,678,753            Wells Fargo Mortgage-Backed Securities Trust
                         2004-DD, Class 1A1, 4.626%, 1/25/2035                    2,655,225
                         Total Collateralized Mortgage Obligations
                         (identified cost $9,622,967)                             9,616,438
                         Adjustable Rate Mortgages--1.0%
    3,731,684            Federal National Mortgage Association ARM,
                         4.427%, 5/1/2034 (IDENTIFIED COST $3,742,034)            3,683,542
                         Repurchase Agreements--22.8%
    10,219,000           Interest in $1,740,000,000 joint repurchase
                         agreement with Barclays Capital, Inc., 2.900%,
                         dated 3/31/2005 to be repurchased at
                         $10,219,823 on 4/1/2005, collateralized by U.S.
                         Government Agency Obligations with various
                         maturities to 2/24/2025, collateral market
                         value $1,774,943,868                                     10,219,000
    32,000,000           Interest in $ 2,000,000,000 joint repurchase
                         agreement with Bear Stearns & Co., Inc.,
                         2.910%, dated 3/31/2005 to be repurchased at
                         $32,002,587 on 4/1/2005, collateralized by U.S.
                         Government Agency Obligations with various
                         maturities to 1/25/2042, collateral market
                         value $2,054,459,167 (held as collateral for
                         securities lending)                                      32,000,000
    3,000,000   (3)(,4)  Interest in $45,000,000 joint repurchase
                         agreement with Credit Suisse First Boston
                         Corp., 2.760%, dated 3/17/2005 to be
                         repurchased at $3,007,360 on 4/18/2005,
                         collateralized by U.S. Government Agency
                         Obligations with various maturities to
                         8/20/2034, collateral market value $46,541,471           3,000,000
    7,000,000   (3,4)    Interest in $123,000,000 joint repurchase
                         agreement with Goldman Sachs & Co., 2.720%,
                         dated 3/14/2005 to be repurchased at $7,015,867
                         on 4/13/2005, collateralized by U.S. Government
                         Agency Obligations with various maturities to
                         3/1/2035, collateral market value $125,630,626           7,000,000
    33,266,000           Interest in $500,000,000  joint repurchase
                         agreement with Greenwich Capital Markets Inc.,
                         2.910%, dated 3/31/2005 to be repurchased at
                         $33,268,689 on 4/1/2005, collateralized by U.S.
                         Government Agency Obligations with various
                         maturities to 4/25/2035, collateral market
                         value $515,001,895 (held as collateral for
                         securities lending)                                      33,266,000
                         Total Repurchase Agreements (at amortized cost)          85,485,000
                         Total Investments---121.1% (identified cost
                         $451,199,741)(5)                                         454,102,985
                         other assets and liabilities--net--(21.1)%                 (79,094,755)
                         total net assets---100%                            $     375,008,230

1      Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
          Market Value of Securities Loaned      Market Value of Collateral
       ------------------------------------------------------------------------
                     $56,325,319                         $65,266,000
       ------------------------------------------------------------------------
2      All or a portion of this security is subject to a dollar-roll transaction. Information regarding dollar roll transactions for the
       Fund for the quarter ended March 31, 2005, was as follows:
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Maximum amount outstanding during the period          $10,161,044
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average amount outstanding during the period(1)       $8,005,418
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average shares outstanding during the period          32,591,088
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Average debt per shares outstanding during the           0.25
       period
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended March 31, 2005.
3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
4      Securities held as collateral for dollar transactions.
5      At March 31, 2005, the cost of investments for federal tax purposes was $451,199,741. The net unrealized appreciation of investments for federal tax purposes was $2,903,244.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,662,458 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,759,214.


Note:          The categories of investments are shown as a percentage of total net assets at March 31, 2005.
Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
ARM         --Adjustable Rate Mortgage























Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

      Principal
      Amount or
      Shares                                                                         Value
                           Corporate Bonds--96.1%
                           Aerospace / Defense--1.9%
$     825,000              Alliant Techsystems, Inc., Sr. Sub. Note,
                           8.50%, 5/15/2011                                   $      878,625
      725,000              Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                783,000
      325,000      (4)     Condor Systems, Inc., Sr. Sub. Note, Series B,
                           11.875%, 5/1/2009                                         5,980
      375,000     (1,2)    K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                           11/15/2014                                                365,625
      525,000     (1,2)    K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015          517,125
      2,200,000            L-3 Communications Corp., Sr. Sub. Note,
                           6.125%, 1/15/2014                                         2,178,000
      775,000     (1,2)    Standard Aero Holdings, Inc., Sr. Sub. Note,
                           8.25%, 9/1/2014                                           806,000
      1,125,000            TransDigm, Inc., Sr. Sub. Note, 8.375%,
                           7/15/2011                                                 1,160,156
                           Total                                                     6,694,511
                           Automotive--2.9%
      1,100,000            Advanced Accessory Systems LLC, Sr. Note,
                           10.75%, 6/15/2011                                         924,000
      1,100,000   (1,2)    Cooper-Standard Automotive, Inc., Sr. Sub.
                           Note, 8.375%, 12/15/2014                                  899,250
      825,000              General Motors Corp., Note, 7.125%, 7/15/2013             711,910
      1,275,000            General Motors Corp., Note, 8.375%, 7/15/2033             1,093,698
      925,000              Stanadyne Corp., Sr. Sub. Note, 10.00%,
                           8/15/2014                                                 957,375
      625,000    (1,2,3)   Stanadyne Holdings, Inc., Sr. Disc. Note,
                           0/12.00%, 2/15/2015                                       365,625
      1,075,000            Stoneridge, Inc., Company Guarantee, 11.50%,
                           5/1/2012                                                  1,195,937
      1,704,000            TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                           2/15/2013                                                 1,917,000
      925,000     (1,2)    Tenneco Automotive, Inc., Sr. Sub. Note,
                           8.625%, 11/15/2014                                        904,187
      1,250,000            United Components, Inc., Sr. Sub. Note, 9.375%,
                           6/15/2013                                                 1,253,125
                           Total                                                     10,222,107
                           Building Materials--3.5%
      1,475,000    (3)     AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                           3/1/2014                                                  1,032,500
      725,000              Associated Materials, Inc., Company Guarantee,
                           9.75%, 4/15/2012                                          783,000
      1,125,000   (1,2)    Builders Firstsource, Inc., Sr. Secd. Note,
                           7.02438%, 2/15/2012                                       1,113,750
      1,100,000            Collins & Aikman Floorcoverings, Inc., Company
                           Guarantee, 9.75%, 2/15/2010                               1,177,000
      1,050,000            ERICO International Corp., Sr. Sub. Note,
                           8.875%, 3/1/2012                                          1,108,865
      1,275,000            Euramax International PLC, Sr. Sub. Note,
                           8.50%, 8/15/2011                                          1,319,625
      475,000     (1,2)    Goodman Global Holdings, Inc., Floating Rate
                           Note, 5.76%, 6/15/2012                                    472,625
      925,000    (1)(,2)   Goodman Global Holdings, Inc., Sr. Sub. Note,
                           7.875%, 12/15/2012                                        851,000
      350,000              Legrand SA, Sr. Note, 10.50%, 2/15/2013                   397,250
      700,000              Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                           9.00%, 11/1/2011                                          728,000
      2,025,000    (3)     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                           9/1/2012                                                  1,447,875
      1,250,000  (1,2,3)   Nortek Holdings, Inc., Sr. Disc. Note,
                           0/10.75%, 3/1/2014                                        671,875
      500,000              Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                           9/1/2014                                                  485,000
      375,000              Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%,
                           2/15/2012                                                 356,250
      725,000              U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                           4/1/2014                                                  725,000
                           Total                                                     12,669,615
                           Chemicals--6.1%
      825,000     (1,2)    Aventine Renewable Energy Holdings, Inc., Sr.
                           Secd. Note, 9.01%, 12/15/2011                             841,500
      959,000     (1,2)    BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                           9.625%, 6/15/2014                                         1,098,055
      1,150,000   (1,2)    Borden U.S. Finance Corp., Sr. Secd. Note,
                           9.00%, 7/15/2014                                          1,247,750
      950,000              Compass Minerals Group, Inc., Sr. Sub. Note,
                           10.00%, 8/15/2011                                         1,037,875
      1,225,000    (3)     Compass Minerals International, Inc., Sr. Disc.
                           Note, 0/12.00%, 6/1/2013                                  1,022,875
      875,000      (3)     Compass Minerals International, Inc., Sr. Disc.
                           Note, 0/12.75%, 12/15/2012                                756,875
      1,511,000  (1,2,3)   Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
                           10/1/2014                                                 1,065,255
      1,375,000            Equistar Chemicals LP, Sr. Note, 10.125%,
                           9/1/2008                                                  1,526,250
      625,000              FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009              700,000
      725,000     (1,2)    Huntsman Advanced Materials, Inc., Sr. Secd.
                           Note, 11.00%, 7/15/2010                                   835,562
      1,250,000            Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                           10.125%, 7/1/2009                                         1,306,250
      1,075,000   (1,2)    Invista, Unit, 9.25%, 5/1/2012                            1,174,437
      775,000              Koppers, Inc., Sr. Secd. Note, 9.875%,
                           10/15/2013                                                868,000
      375,000              Lyondell Chemical Co., Sr. Secd. Note, 10.50%,
                           6/1/2013                                                  433,125
      1,075,000            Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                           12/15/2008                                                1,155,625
      1,075,000            Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                           5/1/2009                                                  1,120,687
      664,000      (3)     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014              504,640
      325,000              Nalco Co., Sr. Note, 7.75%, 11/15/2011                    339,625
      1,250,000            Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013              1,343,750
      550,000     (1,2)    PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                 544,500
      1,025,000            Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012           963,500
      400,000     (1,2)    Rockwood Specialties Group, Inc., Sr. Sub.
                           Note, 7.50%, 11/15/2014                                   402,000
      650,000              Union Carbide Corp., Deb., 7.50%, 6/1/2025                676,124
      100,000              Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023           105,425
      775,000              Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022            804,062
                           Total                                                     21,873,747
                           Construction Machinery--1.2%
      1,750,000   (1,2)    Case New Holland, Sr. Note, 9.25%, 8/1/2011               1,872,500
      975,000      (4)     Clark Material Handling Corp., Sr. Note,
                           10.75%, 11/15/2006                                        0
      200,000              Columbus McKinnon Corp., Sr. Secd. Note,
                           10.00%, 8/1/2010                                          218,500
      1,325,000            NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                           10/15/2010                                                1,424,375
      725,000              United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012          708,687
                           Total                                                     4,224,062
                           Consumer Products--4.8%
      1,050,000  (1,2,3)   AAC Group Holding Corp., Sr. Disc. Note,
                           0/10.25%, 10/1/2012                                       761,250
      1,275,000            Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012            1,364,250
      350,000              American Achievement Corp., Sr. Sub. Note,
                           8.25%, 4/1/2012                                           364,000
      1,275,000            Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                           7/15/2012                                                 1,090,125
      725,000              Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014             732,250
      550,000     (1,2)    Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                           12/15/2012                                                539,000
      200,000      (4)     Diamond Brands Operating Corp., Sr. Sub. Note,
                           10.125%, 4/15/2008                                        2,880
      250,000      (4)     Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                           4/15/2009                                                 1,325
      2,150,000    (3)     Jostens Holding Corp., Discount Bond, 0/10.25%,
                           12/1/2013                                                 1,580,250
      1,200,000            Jostens IH Corp., Sr. Sub. Note, 7.625%,
                           10/1/2012                                                 1,194,000
      175,000              K2, Inc., Sr. Note, 7.375%, 7/1/2014                      182,000
      850,000              Leiner Health Products, Unsecd. Note, 11.00%,
                           6/1/2012                                                  918,000
      1,425,000            Playtex Products, Inc., Company Guarantee,
                           9.375%, 6/1/2011                                          1,489,125
      1,825,000   (1,2)    Rayovac Corp., 7.375%, 2/1/2015                           1,756,562
      875,000              Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                           6/15/2014                                                 916,562
      1,300,000  (1,2,3)   Simmons Co., Sr. Disc. Note, 0/10.00%,
                           12/15/2014                                                819,000
      1,000,000            Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014             1,025,000
      955,000              Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010            1,076,762
      1,075,000            True Temper Sports, Inc., Sr. Sub. Note,
                           8.375%, 9/15/2011                                         1,005,125
      480,000              WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011               520,800
                           Total                                                     17,338,266
                           Energy--1.1%
      1,300,000            Compton Petroleum Corp., Sr. Note, 9.90%,
                           5/15/2009                                                 1,417,000
      325,000              Lone Star Technologies, Inc., Company
                           Guarantee, Series B, 9.00%, 6/1/2011                      346,125
      525,000     (1,2)    Range Resources Corp., Sr. Sub. Note, 6.375%,
                           3/15/2015                                                 506,625
      350,000              Range Resources Corp., Sr. Sub. Note, 7.375%,
                           7/15/2013                                                 358,750
      1,200,000            Swift Energy Co., Sr. Sub. Note, 9.375%,
                           5/1/2012                                                  1,308,000
                           Total                                                     3,936,500
                           Entertainment--2.7%
      200,000              AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                           3/1/2014                                                  192,000
      1,475,000            AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                           2/1/2012                                                  1,563,500
      750,000              Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013              817,500
      2,200,000    (3)     Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                           3/15/2014                                                 1,573,000
      1,175,000            Intrawest Corp., Sr. Note, 7.50%, 10/15/2013              1,183,812
      1,500,000   (1,2)    Loews Cineplex Entertainment Corp., Sr. Sub.
                           Note, 9.00%, 8/1/2014                                     1,500,000
      1,900,000            Universal City Development Partners Ltd., Sr.
                           Note, 11.75%, 4/1/2010                                    2,175,500
      350,000     (1,2)    Universal City Florida Holding Co., Floating
                           Rate Note, 7.4925%, 5/1/2010                              364,000
      275,000    (1)(,2)   Universal City Florida Holding Co., Sr. Note,
                           8.375%, 5/1/2010                                          281,875
                           Total                                                     9,651,187
                           Environmental--1.1%
      2,750,000            Allied Waste North America, Inc., Company
                           Guarantee, Series B, 9.25%, 9/1/2012                      2,956,250
      900,000     (1,2)    Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                           7/15/2012                                                 1,008,000
                           Total                                                     3,964,250
                           Financial Institutions--0.3%
      1,050,000   (1,2)    American Real Estate Partners LP Finance, Sr.
                           Note, 7.125%, 2/15/2013                                   1,034,250
                           Food & Beverage--6.3%
      1,900,000  (1,2,3)   ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                           11/1/2011                                                 1,339,500
      413,000              Agrilink Foods, Inc., Company Guarantee,
                           11.875%, 11/1/2008                                        430,552
      1,200,000            American Seafoods Group LLC, Company Guarantee,
                           10.125%, 4/15/2010                                        1,296,000
      1,025,000            B&G Foods Holdings Corp., Sr. Note, 8.00%,
                           10/1/2011                                                 1,071,125
      950,000              Constellation Brands, Inc., Company Guarantee,
                           Series B, 8.00%, 2/15/2008                                1,018,875
      1,075,000   (1,2)    Del Monte Corp., 6.75%, 2/15/2015                         1,053,500
      850,000              Del Monte Corp., Sr. Sub. Note, 8.625%,
                           12/15/2012                                                924,375
      1,000,000            Dole Food, Inc., Company Guarantee, 7.25%,
                           6/15/2010                                                 1,015,000
      1,250,000            Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009               1,318,750
      725,000              Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                           1/15/2008                                                 605,375
      250,000              Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014              286,250
      1,300,000            Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                           11/15/2013                                                1,358,500
      800,000              National Beef Packaging Co. LLC, Sr. Note,
                           10.50%, 8/1/2011                                          820,000
      1,400,000            Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                           7/15/2012                                                 1,473,500
      500,000              Pilgrim's Pride Corp., Sr. Note, 9.625%,
                           9/15/2011                                                 545,000
      875,000              Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                           11/15/2013                                                966,875
      1,425,000  (1,2,3)   Reddy Ice Group, Inc., Sr. Disc. Note,
                           0/10.50%, 11/1/2012                                       1,026,000
      1,000,000            Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                           8/1/2011                                                  1,117,500
      1,775,000            Smithfield Foods, Inc., Note, 7.75%, 5/15/2013            1,890,375
      450,000              Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
                           2/15/2008                                                 465,750
      575,000              Swift & Co., Sr. Note, 10.125%, 10/1/2009                 633,937
      625,000              Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010              707,812
      1,500,000    (3)     UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                           7/15/2012                                                 1,200,000
                           Total                                                     22,564,551
                           Gaming--4.3%
      600,000     (1,2)    155 E. Tropicana LLC, Sr. Secd. Note, 8.75%,
                           4/1/2012                                                  595,500
      300,000              Boyd Gaming Corp., Sr. Sub. Note, 7.75%,
                           12/15/2012                                                315,750
      1,325,000            Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                           4/15/2012                                                 1,440,937
      350,000     (1,2)    Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                           11/15/2014                                                350,000
      725,000              Isle of Capri Casinos, Inc., Company Guarantee,
                           9.00%, 3/15/2012                                          792,062
      625,000              MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011          678,125
      1,550,000            MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007           1,674,000
      1,150,000            MTR Gaming Group, Inc., Company Guarantee,
                           Series B, 9.75%, 4/1/2010                                 1,259,250
      300,000              Magna Entertainment Corp., Sub. Note, 7.25%,
                           12/15/2009                                                299,250
      775,000              Majestic Star Casino LLC, Company Guarantee,
                           9.50%, 10/15/2010                                         814,719
      1,175,000            Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                           8/1/2007                                                  1,283,687
      2,025,000            Park Place Entertainment Corp., Sr. Sub. Note,
                           7.875%, 3/15/2010                                         2,217,375
      725,000              Penn National Gaming, Inc., Company Guarantee,
                           8.875%, 3/15/2010                                         772,125
      450,000     (1,2)    Penn National Gaming, Inc., Sr. Sub. Note,
                           6.75%, 3/1/2015                                           445,500
      275,000              Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012          274,312
      850,000              Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                           2/1/2014                                                  847,875
      1,050,000            Sun International Hotels Ltd., Sr. Sub. Note,
                           8.875%, 8/15/2011                                         1,131,375
                           Total                                                     15,191,842
                           Healthcare--6.6%
      450,000     (1,2)    AMR Holding Co./Emcare Holding Co., Sr. Sub.
                           Note, 10.00%, 2/15/2015                                   470,250
      1,575,000            AmeriPath, Inc., Company Guarantee, 10.50%,
                           4/1/2013                                                  1,575,000
      1,025,000            Ardent Health Services, Sr. Sub. Note, 10.00%,
                           8/15/2013                                                 1,219,750
      525,000    (1)(,2)   Bio Rad Laboratories, Inc., Sr. Sub. Note,
                           6.125%, 12/15/2014                                        517,125
      2,950,000  (1,2,3)   CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                           1/1/2015                                                  1,792,125
      375,000              Concentra Operating Corp., Sr. Sub. Note,
                           9.125%, 6/1/2012                                          399,375
      300,000              Concentra Operating Corp., Sr. Sub. Note,
                           9.50%, 8/15/2010                                          322,500
      400,000     (1,2)    DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015             394,000
      1,825,000            Fisher Scientific International, Inc., Sr. Sub.
                           Note, 8.00%, 9/1/2013                                     1,993,812
      1,375,000            HCA - The Healthcare Corp., Sr. Note, 6.375%,
                           1/15/2015                                                 1,371,758
      1,250,000            HCA - The Healthcare Corp., Sr. Note, 7.875%,
                           2/1/2011                                                  1,358,629
      2,175,000            HCA Inc., Sr. Note, 6.75%, 7/15/2013                      2,238,691
      1,175,000            HCA Inc., Sr. Note, 7.50%, 11/6/2033                      1,202,261
      550,000              Hanger Orthopedic Group, Inc., Company
                           Guarantee, 10.375%, 2/15/2009                             548,625
      610,293              Magellan Health Services, Inc., Sr. Note,
                           Series A, 9.375%, 11/15/2008                              659,879
      1,150,000            Medical Device Manufacturing, Inc., Sr. Sub.
                           Note, 10.00%, 7/15/2012                                   1,236,250
      1,200,000   (1,2)    National Mentor, Inc., Sr. Sub. Note, 9.625%,
                           12/1/2012                                                 1,257,000
      525,000    (1)(,2)   Rural/Metro Operating Co. LLC, Sr. Sub. Note,
                           9.875%, 3/15/2015                                         542,062
      750,000              Sybron Dental Specialties, Inc., Company
                           Guarantee, 8.125%, 6/15/2012                              808,125
      675,000              Tenet Healthcare Corp., Note, 9.875%, 7/1/2014            705,375
      775,000    (1)(,2)   Tenet Healthcare Corp., Sr. Note, 9.25%,
                           2/1/2015                                                  776,937
      350,000              VWR International, Inc., Sr. Sub. Note, 8.00%,
                           4/15/2014                                                 356,125
      575,000              Vanguard Health Holdings II, Sr. Sub. Note,
                           9.00%, 10/1/2014                                          608,062
      1,225,000            Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014            1,221,937
                           Total                                                     23,575,653
                           Industrial - Other--5.6%
      1,375,000            ALH Finance LLC/ALH Finance Corp., Sr. Sub.
                           Note, 8.50%, 1/15/2013                                    1,347,500
      1,200,000            Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012              1,272,000
      750,000     (1,2)    Amsted Industries, Inc., Sr. Note, 10.25%,
                           10/15/2011                                                821,250
      1,475,000            Brand Services, Inc., Company Guarantee,
                           12.00%, 10/15/2012                                        1,644,625
      900,000    (1)(,2)   Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012          922,500
      725,000              Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                           5/15/2011                                                 790,250
      1,000,000            Eagle Picher Industries, Inc., Sr. Note, 9.75%,
                           9/1/2013                                                  645,000
      950,000              Hawk Corp., Sr. Note, 8.75%, 11/1/2014                    978,500
      747,000              Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                           5/15/2011                                                 855,315
      1,225,000   (1,2)    Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                           2/1/2015                                                  1,188,250
      850,000              Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                           5/1/2012                                                  922,250
      825,000     (1,2)    NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012              845,625
      1,300,000  (1)(,2)   Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010           1,449,500
      833,333    (1)(,2)   Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013            858,334
      1,300,000            Norcross Safety Products, Sr. Sub. Note, Series
                           B, 9.875%, 8/15/2011                                      1,384,500
      1,150,000            Rexnord Corp., Company Guarantee, 10.125%,
                           12/15/2012                                                1,270,750
      1,200,000            Sensus Metering Systems, Inc., Sr. Sub. Note,
                           8.625%, 12/15/2013                                        1,233,000
      1,150,000            Superior Essex Communications LLC, Sr. Note,
                           9.00%, 4/15/2012                                          1,173,000
      450,000              Valmont Industries, Inc., Sr. Sub. Note,
                           6.875%, 5/1/2014                                          447,750
                           Total                                                     20,049,899
                           Lodging--1.8%
      750,000     (1,2)    Gaylord Entertainment Co., Sr. Note, 6.75%,
                           11/15/2014                                                714,375
      223,000              HMH Properties, Inc., Sr. Note, Series B,
                           7.875%, 8/1/2008                                          228,575
      1,675,000            Host Marriott LP, Unsecd. Note, 7.125%,
                           11/1/2013                                                 1,670,812
      850,000              Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                           6/15/2013                                                 930,750
      1,000,000            Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                           5/15/2010                                                 1,103,750
      1,725,000            Starwood Hotels & Resorts Worldwide, Inc.,
                           Note, 7.375%, 5/1/2007                                    1,789,687
                           Total                                                     6,437,949
                           Media - Cable--2.8%
      1,075,000            CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007          1,123,375
      925,000              CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009           980,500
      1,225,000   (1,2)    Cablevision Systems Corp., Sr. Note, 8.00%,
                           4/15/2012                                                 1,264,812
      1,125,000            Charter Communications Holdings Capital Corp.,
                           Sr. Disc. Note, 9.92%, 4/1/2011                           869,063
      700,000              Charter Communications Holdings Capital Corp.,
                           Sr. Note, 10.00%, 5/15/2011                               540,750
      2,350,000            Charter Communications Holdings II, Sr. Note,
                           10.25%, 9/15/2010                                         2,408,750
      2,100,000   (1,2)    Kabel Deutschland GMBH, Sr. Note, 10.625%,
                           7/1/2014                                                  2,331,000
      400,000              Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
                           11.00%, 12/1/2015                                         438,000
                           Total                                                     9,956,250
                           Media - Non-Cable--10.3%
      1,725,000            Advanstar Communications, Company Guarantee,
                           Series B, 12.00%, 2/15/2011                               1,858,688
      775,000      (3)     Advanstar, Inc., Company Guarantee, Series B,
                           0/15.00%, 10/15/2011                                      713,000
      675,000     (1,2)    Affinity Group Holding, Inc., Sr. Note,
                           10.875%, 2/15/2012                                        658,125
      675,000              Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                           2/15/2012                                                 712,125
      1,150,000            American Media Operations, Inc., Company
                           Guarantee, Series B, 10.25%, 5/1/2009                     1,190,250
      450,000              American Media Operations, Inc., Sr. Sub. Note,
                           8.875%, 1/15/2011                                         465,750
      1,600,000            CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012            1,640,000
      400,000              Cadmus Communications Corp., Sr. Sub. Note,
                           8.375%, 6/15/2014                                         420,000
      1,925,000            DIRECTV Holdings LLC, Sr. Note, 8.375%,
                           3/15/2013                                                 2,093,438
      1,576,000            Dex Media East LLC, Company Guarantee, 12.125%,
                           11/15/2012                                                1,875,440
      2,022,000            Dex Media West LLC, Sr. Sub. Note, Series B,
                           9.875%, 8/15/2013                                         2,264,640
      1,425,000    (3)     Dex Media, Inc., Discount Bond, 0/9.00%,
                           11/15/2013                                                1,090,125
      1,800,000            Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008            1,782,000
      375,000     (1,2)    Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014           364,219
      1,700,000    (3)     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                           10/15/2013                                                1,190,000
      1,000,000   (1,2)    Intelsat Bermuda Ltd., Sr. Note, 7.79375%,
                           1/15/2012                                                 1,020,000
      800,000     (1,2)    Intelsat Bermuda Ltd., Sr. Note, 8.625%,
                           1/15/2015                                                 820,000
      300,000              Interpublic Group Cos., Inc., Note, 6.25%,
                           11/15/2014                                                285,000
      725,000              Lamar Media Corp., Sr. Sub. Note, 7.25%,
                           1/1/2013                                                  757,625
      925,000      (3)     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                           3/15/2013                                                 666,000
      500,000              Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                           3/15/2012                                                 486,250
      1,250,000            PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                1,325,000
      3,075,000  (1,2,3)   PanAmSat Holding Corp., Sr. Disc. Note,
                           0/10.375%, 11/1/2014                                      2,014,125
      725,000      (3)     Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
                           7/15/2011                                                 714,125
      875,000              Quebecor Media Inc., Sr. Note, 11.125%,
                           7/15/2011                                                 971,250
      1,400,000   (1,2)    R. H. Donnelly Finance Corp., Sr. Sub. Note,
                           10.875%, 12/15/2012                                       1,620,500
      1,000,000   (1,2)    Rainbow National Services LLC, Sr. Sub. Note,
                           10.375%, 9/1/2014                                         1,122,500
      800,000              Readers Digest Association, Inc., Sr. Note,
                           Series 144A, 6.50%, 3/1/2011                              802,000
      2,725,000            Vertis, Inc., Sr. Note, Series B, 10.875%,
                           6/15/2009                                                 2,643,250
      1,425,000   (1,2)    WDAC Subsidiary Corp., Sr. Note, 8.375%,
                           12/1/2014                                                 1,332,375
      894,000      (3)     Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                           8/1/2011                                                  894,000
      650,000              Yell Finance BV, Sr. Note, 10.75%, 8/1/2011               735,313
      160,819              Ziff Davis Media, Inc., Company Guarantee,
                           Series, 13.00%, 8/12/2009                                 173,081
                           Total                                                     36,700,194
                           Metals & Mining--1.5%
      800,000              California Steel Industries, Inc., Sr. Note,
                           6.125%, 3/15/2014                                         764,000
      425,000     (1,2)    Imco Recycling Escrow, Sr. Note, 9.00%,
                           11/15/2014                                                448,375
      1,075,000            Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
                           10/15/2010                                                1,198,625
      925,000     (1,2)    Novelis, Inc., 7.25%, 2/15/2015                           911,125
      625,000      (4)     Republic Technologies International, Inc.,
                           Company Guarantee, 13.75%, 7/15/2009                      0
      975,000              Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006           1,009,125
      818,000              United States Steel Corp., Sr. Note, 9.75%,
                           5/15/2010                                                 910,025
                           Total                                                     5,241,275
                           Packaging--2.2%
      275,000     (1,2)    AEP Industries, Inc., Sr. Note, 7.875%,
                           3/15/2013                                                 277,543
      1,300,000            Berry Plastics Corp., Company Guarantee,
                           10.75%, 7/15/2012                                         1,472,250
      525,000     (1,2)    Graham Packaging Co., Sub. Note, 8.50%,
                           10/15/2012                                                527,625
      1,125,000            Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                           8/1/2012                                                  1,220,625
      825,000              Huntsman Packaging Corp., Company Guarantee,
                           13.00%, 6/1/2010                                          701,250
      625,000              Owens-Brockway Glass Container, Inc., Company
                           Guarantee, 8.25%, 5/15/2013                               664,063
      1,000,000   (1,2)    Owens-Brockway Glass Container, Inc., Sr. Note,
                           6.75%, 12/1/2014                                          985,000
      350,000              Owens-Brockway Glass Container, Inc., Sr. Secd.
                           Note, 8.875%, 2/15/2009                                   375,375
      550,000              Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007          572,000
      625,000              Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010             531,250
      138,470      (1)     Russell Stanley Holdings, Inc., Sr. Sub. Note,
                           9.00%, 11/30/2008                                         78,499
      625,000              Tekni-Plex, Inc., Company Guarantee, Series B,
                           12.75%, 6/15/2010                                         525,000
                           Total                                                     7,930,480
                           Paper--3.7%
      575,000              Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                           4/1/2015                                                  562,063
      325,000     (1,2)    Boise Cascade LLC, Sr. Note, 5.535%, 10/15/2012           333,125
      475,000     (1,2)    Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                           10/15/2014                                                483,313
      4,150,000            Georgia-Pacific Corp., Sr. Note, 9.375%,
                           2/1/2013                                                  4,658,375
      1,200,000            Graphic Packaging International Corp., Sr. Sub.
                           Note, 9.50%, 8/15/2013                                    1,278,000
      400,000              Jefferson Smurfit Corp., Company Guarantee,
                           7.50%, 6/1/2013                                           400,000
      700,000              Jefferson Smurfit Corp., Company Guarantee,
                           8.25%, 10/1/2012                                          722,750
      1,150,000            MDP Acquisitions PLC, 9.625%, 10/1/2012                   1,242,000
      1,425,000            Mercer International, Inc., 9.25%, 2/15/2013              1,353,750
      1,075,000            Stone Container Corp., Sr. Note, 9.75%, 2/1/2011          1,155,625
      1,100,000            Tembec Industries, Inc., 8.50%, 2/1/2011                  1,047,750
                           Total                                                     13,236,751
                           Restaurants--0.8%
      275,000              Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010           291,500
      650,000     (1,2)    Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013            672,750
      675,000              Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011            708,750
      1,275,000   (1,2)    Landry's Seafood Restaurants, Inc., Sr. Note,
                           7.50%, 12/15/2014                                         1,243,125
                           Total                                                     2,916,125
                           Retailers--2.5%
      1,175,000            Couche-Tard Financing Corp., Sr. Sub. Note,
                           7.50%, 12/15/2013                                         1,239,625
      1,000,000            FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                1,030,000
      575,000              General Nutrition Center, Sr. Sub. Note, 8.50%,
                           12/1/2010                                                 491,625
      1,000,000            Hines Nurseries, Inc., Company Guarantee,
                           10.25%, 10/1/2011                                         1,085,000
      1,150,000            Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                           8.50%, 8/1/2014                                           1,122,688
      725,000              Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%,
                           5/15/2012                                                 784,813
      1,509,000            Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012            1,576,905
      1,400,000            Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010          1,428,000
                           Total                                                     8,758,656
                           Services--1.4%
      195,000              CB Richard Ellis Services, Sr. Note, 9.75%,
                           5/15/2010                                                 221,325
      1,100,000            Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                           3/15/2012                                                 1,171,500
      975,000     (1,2)    HydroChem Industrial Services, Sr. Sub. Note,
                           9.25%, 2/15/2013                                          960,375
      600,000     (1,2)    Insurance Automotive Auctions, Inc., Sr.
                           Unsecd. Note, 11.00%, 4/1/2013                            599,203
      75,000               Language Line, Inc., Sr. Sub. Note, 11.125%,
                           6/15/2012                                                 78,563
      855,000              SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006              859,275
      875,000              The Brickman Group Ltd., Sr. Sub. Note, Series
                           B, 11.75%, 12/15/2009                                     993,125
                           Total                                                     4,883,366
                           Technology--3.3%
      275,000     (1,2)    Activant Solutions, Inc., Floating Rate Note,
                           9.00%, 4/1/2010                                           281,875
      1,150,000            Activant Solutions, Inc., Sr. Note, 10.50%,
                           6/15/2011                                                 1,230,500
      825,000              Danka Business Systems PLC, Sr. Note, 11.00%,
                           6/15/2010                                                 796,125
      825,000              Freescale Semiconductor, Inc., Sr. Note,
                           7.125%, 7/15/2014                                         866,250
      1,350,000            Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                           8/15/2008                                                 1,437,750
      475,000     (1,2)    MagnaChip Semiconductor S.A., Sr. Sub. Note,
                           8.00%, 12/15/2014                                         488,063
      1,075,000            Seagate Technology HDD Holdings, Sr. Note,
                           8.00%, 5/15/2009                                          1,147,563
      650,000              Telex Communications, Inc., Sr. Secd. Note,
                           11.50%, 10/15/2008                                        715,000
      1,600,000   (1,2)    UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                1,776,000
      925,000              Unisys Corp., Sr. Note, 6.875%, 3/15/2010                 927,313
      1,900,000            Xerox Corp., Sr. Note, 9.75%, 1/15/2009                   2,151,750
                           Total                                                     11,818,189
                           Textile--0.7%
      300,000              GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007               289,500
      350,000              Phillips Van Heusen Corp., Sr. Note, 8.125%,
                           5/1/2013                                                  368,375
      1,100,000            Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013          1,185,250
      634,000              William Carter Co., Sr. Sub. Note, Series B,
                           10.875%, 8/15/2011                                        703,740
                           Total                                                     2,546,865
                           Tobacco--0.4%
      1,375,000   (1,2)    Commonwealth Brands, Inc., Sr. Sub. Secd. Note,
                           10.625%, 9/1/2008                                         1,478,125
                           Transportation--0.8%
      825,000              Allied Holdings, Inc., Sr. Note, 8.625%,
                           10/1/2007                                                 622,875
      700,000      (4)     AmeriTruck Distribution Corp., Sr. Sub. Note,
                           12.25%, 11/15/2005                                        0
      800,000              Stena AB, Sr. Note, 7.50%, 11/1/2013                      796,000
      1,200,000            Stena AB, Sr. Note, 9.625%, 12/1/2012                     1,335,000
      800,000      (4)     The Holt Group, Inc., Company Guarantee, 9.75%,
                           1/15/2006                                                 0
                           Total                                                     2,753,875
                           Utility - Electric--3.5%
      1,239,625            Caithness Coso Funding Corp., Sr. Secd. Note,
                           Series B, 9.05%, 12/15/2009                               1,332,597
      1,250,000            Calpine Corp., Note, 8.50%, 2/15/2011                     887,500
      450,000     (1,2)    FPL Energy National Wind, Note, 6.125%,
                           3/25/2019                                                 447,599
      802,000     (1,2)    NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                           12/15/2013                                                852,125
      100,000              Nevada Power Co., 6.50%, 4/15/2012                        103,750
      500,000     (1,2)    Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015            490,000
      1,850,000            Nevada Power Co., Second Mortgage Notes, 9.00%,
                           8/15/2013                                                 2,085,875
      275,000     (1,2)    Northwestern Corp., Sr. Secd. Note, 5.875%,
                           11/1/2014                                                 274,951
      1,700,000            PSEG Energy Holdings, Sr. Note, 10.00%,
                           10/1/2009                                                 1,916,750
      375,000              Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                           12/15/2014                                                351,563
      650,000              Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                           7/15/2010                                                 698,750
      1,225,000            Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                           7/15/2013                                                 1,338,313
      1,775,000   (1,2)    Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014             1,788,313
                           Total                                                     12,568,086
                           Utility - Natural Gas--4.2%
      250,000              ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010             271,603
      875,000              El Paso Corp., 6.75%, 5/15/2009                           857,500
      1,675,000            El Paso Corp., Sr. Note, 7.80%, 8/1/2031                  1,582,875
      1,150,000            El Paso Corp., Sr. Note, 8.05%, 10/15/2030                1,104,000
      1,450,000            El Paso Production Holding Co., Company
                           Guarantee, 7.75%, 6/1/2013                                1,475,375
      1,400,000   (1,2)    Holly Energy Partners LP, Sr. Note, 6.25%,
                           3/1/2015                                                  1,351,000
      575,000     (1,2)    Inergy LP, Sr. Note, 6.875%, 12/15/2014                   554,875
      250,000     (1,2)    MarkWest Energy Partners LP, Sr. Note, 6.875%,
                           11/1/2014                                                 251,250
      950,000              Pacific Energy Partners LP, Sr. Note, 7.125%,
                           6/15/2014                                                 988,000
      650,000              Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008           664,866
      1,800,000            Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032           2,009,311
      375,000              Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                           4/1/2017                                                  404,659
      1,125,000            Transcontinental Gas Pipe Corp., Sr. Note,
                           8.875%, 7/15/2012                                         1,324,688
      1,325,000            Williams Cos., Inc., Note, 7.625%, 7/15/2019              1,440,938
      775,000              Williams Cos., Inc., Note, 7.875%, 9/1/2021               848,625
                           Total                                                     15,129,565
                           Wireless Communications--2.0%
      550,000      (3)     Inmarsat Finance PLC, Sr. Disc. Note,
                           0/10.375%, 11/15/2012                                     390,500
      200,000              Inmarsat Finance PLC, Sr. Note, 7.625%,
                           6/30/2012                                                 200,000
      475,000     (1,2)    New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                           11/1/2012                                                 486,875
      2,200,000            Nextel Communications, Inc., Sr. Note, 7.375%,
                           8/1/2015                                                  2,334,750
      1,050,000            Rogers Wireless, Inc., 6.375%, 3/1/2014                   1,023,750
      475,000              Rogers Wireless, Inc., Sr. Secd. Note, 6.135%,
                           12/15/2010                                                494,000
      225,000              Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                           12/15/2012                                                230,625
      225,000              Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                           3/15/2015                                                 233,438
      900,000              Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                           12/15/2012                                                929,250
      900,000              US Unwired, Inc., Sr. Secd. Note, 10.00%,
                           6/15/2012                                                 1,001,250
                           Total                                                     7,324,438
                           Wireline Communications--5.8%
      3,400,000            AT&T Corp., Sr. Note, 9.75%, 11/15/2031                   4,165,000
      931,000              Alaska Communications Systems Holdings, Inc.,
                           Sr. Note, 9.875%, 8/15/2011                               986,860
      1,300,000            Cincinnati Bell, Inc., Company Guarantee,
                           7.25%, 7/15/2013                                          1,300,000
      650,000              Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                           1/15/2014                                                 643,500
      900,000              Citizens Communications Co., 9.00%, 8/15/2031             940,500
      750,000              Citizens Communications Co., Sr. Note, 6.25%,
                           1/15/2013                                                 708,750
      350,000              Citizens Communications Co., Unsecd. Note,
                           9.25%, 5/15/2011                                          385,000
      1,575,000            MCI, Inc., Sr. Note, 8.735%, 5/1/2014                     1,736,438
      925,000              Primus Telecommunications Holding, Inc., Sr.
                           Note, 8.00%, 1/15/2014                                    670,625
      500,000              Qwest Capital Funding, Company Guarantee,
                           7.75%, 2/15/2011                                          468,750
      3,925,000   (1,2)    Quest Corp., Note, 9.125%, 3/15/2012                      4,288,063
      2,975,000   (1,2)    Quest Services Corp., Sr. Sub. Note, 14.00%,
                           12/15/2010                                                3,458,438
      950,000     (1,2)    Valor Telecommunications Enterprises, Sr. Note,
                           7.75%, 2/15/2015                                          950,000
                           Total                                                     20,701,924
                           Total Corporate Bonds (identified cost
                           $338,307,073)                                             343,372,553
                           Preferred Stocks--0.8%
                           Media - Non-Cable--0.6%
      9,950                Primedia, Inc., Cumulative Pfd., Series D,
                           $10.00 Annual Dividend                                    1,017,388
      9,475                Primedia, Inc., Pfd., $9.20 Annual Dividend               952,238
      42                   Ziff Davis Media, Inc., PIK Pfd., Series E-1              29,085
                           Total                                                     1,998,711
                           Retailers--0.2%
      1,100                General Nutrition Centers Holding Co.,
                           Exchangeable Pfd. Stock, Series A                         882,750
                           Total Preferred Stocks (identified cost
                           $3,084,812)                                               2,881,461
                           Common Stocks & warrants--0.4%
                           Chemicals--0.0%
      332          (4)     General Chemical Industrial Products, Inc.                64,083
      142          (4)     General Chemical Industrial Products, Inc.,
                           Warrants                                                  0
      192          (4)     General Chemical Industrial Products, Inc.,
                           Warrants                                                  0
                           Total                                                     64,083
                           Consumer Products--0.1%
      580         (1,4)    Sleepmaster LLC                                           157,168
                           Food & Beverage--0.1%
      26,415               B&G Foods, Inc.                                           393,583
                           Industrial - Other--0.1%
      156,932     (1,4)    ACP Holdings Corp., Warrants                              317,787
                           Media - Cable--0.1%
      2,922        (4)     NTL, Inc.                                                 186,044
                           Media - Non-Cable--0.0%
      425         (1,4)    Advanstar, Inc., Warrants                                 8
      850         (1,4)    XM Satellite Radio, Inc., Warrants                        60,350
      7,700        (4)     Ziff Davis Media, Inc., Warrants                          770
                           Total                                                     61,128
                           Metals & Mining--0.0%
      625         (1,4)    Republic Technologies International, Inc.,
                           Warrants                                                  0
      23,013       (4)     Royal Oak Mines, Inc.                                     69
                           Total                                                     69
                           Other--0.0%
      71          (1,4)    CVC Claims Litigation LLC                                 0
                           Packaging--0.0%
      650         (1,4)    Pliant Corp., Warrants                                    6
      15,500      (1,4)    Russell Stanley Holdings, Inc.                            7,750
                           Total                                                     7,756
                           Paper--0.0%
      450         (1,4)    MDP Acquisitions PLC, Warrants                            11,475
                           Wireline Communications--0.0%
      7,366        (4)      Viatel Holding (Bermuda) Ltd.                            4,972
                           Total Common Stocks & warrants (identified cost
                           $4,823,607)                                               1,204,065
                           Repurchase Agreement--0.9%
$     3,328,000            Interest in $1,740,000,000 joint repurchase
                           agreement with Barclays Capital, Inc., 2.90%,
                           dated 3/31/2005, to be repurchased at
                           $3,328,268 on 4/1/2005, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 2/24/2025, collateral market
                           value $1,774,943,868 (AT AMORTIZED COST)                  3,328,000
                           Total Investments---98.2%
                           (identified cost $349,543,492)(5)                         350,786,079
                           OTHER ASSETS AND LIABILITIES---NET---1.8%                 6,551,742
                           Total NET ASSETS---100%                            $      357,337,821

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2005, these securities amounted to $81,818,326 which represents 22.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At March 31, 2005, these securities amounted to $ 81,185,283 which represents 22.7% of total net assets.

       Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at March 31, 2005 is as follows.

       Security                                Acquisition Date  Acquisition
                                                                     Cost
       ------------------------------------------------------------------------
       ACP Holdings Corp., Warrants               9/24/2003           0
       ------------------------------------------------------------------------
       Advanstar, Inc., Warrants                  2/14/2001         34,923
       ------------------------------------------------------------------------
       CVC Claims Litigation LLC                 3/26/1997 -       590,616
                                                  6/18/1997
       ------------------------------------------------------------------------
       MDP Acquisitions PLC, Warrants             9/23/2002           0
       ------------------------------------------------------------------------
       Pliant Corp., Warrants                     5/25/2000         23,653
       ------------------------------------------------------------------------
       Republic Technologies International,       8/6/1999 -          0
       Inc., Warrants                             12/28/2001
       ------------------------------------------------------------------------
       Russell Stanley Holdings, Inc., Sr.        2/5/1999 -       759,971
       Sub. Note, 9.00%, 11/30/2008               2/15/2005
       ------------------------------------------------------------------------
       Russell Stanley Holdings, Inc.              2/5/1999         1,250
       ------------------------------------------------------------------------
       Sleepmaster LLC                           12/13/1999 -      499,561
                                                   3/7/2001
       ------------------------------------------------------------------------
       XM Satellite Radio, Inc., Warrants        3/10/2000 -       146,665
                                                  12/28/2001
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

3      Denotes a zero coupon bond with effective rate at time of purchase.
4      Non-income producing security.
5      At March 31, 2005, the cost of investments for federal tax purposes was $350,364,491. The net unrealized appreciation of investments for federal tax purposes was $421,588.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,522,858 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,101,270.



Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by  the Board of Trustees.


Note: The categories of investments are shown as a percentage of total net assets at
March 31, 2005.

The following acronyms are used throughout this portfolio:
   GTD     --Guaranteed
   PIK     --Payment in Kind



























Federated International Equity Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares or                                                                   Value in
   Principal                                                                   U.S.
   Amount                                                                      Dollars
                      Common Stocks--98.4%
                      Canada--4.5%
                      Materials--3.0%
   12,000             Alcan, Inc.                                        $     455,040
   22,800      (1)    Glamis Gold Ltd.                                         355,908
   45,200             Placer Dome, Inc.                                        733,144
                      Total                                                    1,544,092
                      Technology Hardware & Equipment--1.5%
   59,700      (1)    Celestica, Inc.                                          806,547
                      Total Canada                                             2,350,639
                      Denmark--1.7%
                      Health Care Equipment & Services--1.7%
   77,300             GN Store Nord AS                                         887,686
                      France--11.2%
                      Banks--1.1%
   7,800              BNP Paribas SA                                           552,574
                      Capital Goods--1.6%
   10,900             Schneider Electric SA                                    854,139
                      Energy--3.9%
   3,000              Technip-Coflexip SA                                      501,668
   6,640              Total SA, Class B                                        1,553,642
                      Total                                                    2,055,310
                      Insurance--1.8%
   34,300             AXA                                                      913,717
                      Pharmaceuticals & Biotechnology--2.8%
   17,600             Sanofi-Aventis                                           1,484,109
                      Total France                                             5,859,849
                      Germany, Federal Republic Of--9.8%
                      Automobiles & Components--1.0%
   12,200             Bayerische Motoren Werke AG                              554,311
                      Capital Goods--3.2%
   20,800             Siemens AG                                               1,646,094
                      Insurance--1.0%
   4,300              Allianz AG Holding                                       545,982
                      Software & Services--2.8%
   9,100              SAP AG (Systeme, Anwendungen, Produkte in der
                      Datenverarbeitung)                                       1,466,403
                      Transportation--1.8%
   37,700             Deutsche Post AG                                         920,232
                      Total Germany, Federal Republic Of                       5,133,022
                      Greece--0.9%
                      Telecommunication Services--0.9%
   27,200             Hellenic Telecommunication Organization SA               477,412
                      Hong Kong--1.3%
                      Real Estate--1.3%
   72,000             Sun Hung Kai Properties                                  653,123
                      Hungary--0.8%
                      Telecommunication Services--0.8%
   84,800             Magyar Tavkozlesi Rt (Matav)                             398,076
                      Japan--19.6%
                      Automobiles & Components--1.8%
   25,200             Toyota Motor Corp.                                       937,685
                      Banks--4.2%
   142                Mitsubishi Tokyo Financial Group, Inc.                   1,231,558
   200                Mizuho Financial Group, Inc.                             945,631
                      Total                                                    2,177,189
                      Capital Goods--1.1%
   107,000            Shimizu Corp.                                            547,822
                      Consumer Durables & Apparel--3.6%
   65,000             Matsushita Electric Industrial Co.                       957,754
   62,000             Sharp Corp.                                              937,835
                      Total                                                    1,895,589
                      Food Beverage & Tobacco--1.0%
   10,200             Itoen Ltd.                                               495,589
                      Materials--2.6%
   24,600             Japan Synth Rubber                                       485,209
   174,000            Sumitomo Chemical Co.                                    860,021
                      Total                                                    1,345,230
                      Media--1.0%
   200                Dentsu, Inc.                                             546,489
                      Pharmaceuticals & Biotechnology--1.9%
   10,900             Takeda Pharmaceutical Co. Ltd.                           519,435
   14,200             Yamanouchi Pharmaceutical Co. Ltd.                       480,705
                      Total                                                    1,000,140
                      Technology Hardware & Equipment--2.4%
   5,700              Hoya Corp.                                               627,250
   153,000            Toshiba Corp.                                            639,224
                      Total                                                    1,266,474
                      Total Japan                                              10,212,207
                      Netherlands--3.2%
                      Banks--1.3%
   27,900             ABN AMRO Holdings NV                                     692,232
                      Semiconductors & Semiconductor Equipment--1.9%
   57,700      (1)    ASM Lithography Holding NV                               974,599
                      Total Netherlands                                        1,666,831
                      Russia--0.9%
                      Energy--0.9%
   13,000             Surgutneftegaz, ADR                                      462,800
                      Singapore--1.4%
                      Banks--1.4%
   87,000             Oversea-Chinese Banking Corp. Ltd.                       727,306
                      Spain--1.2%
                      Energy--1.2%
   23,000             Repsol YPF SA                                            608,821
                      Switzerland--11.4%
                      Consumer Durables & Apparel--1.1%
   18,800             Compagnie Financiere Richemont AG                        590,226
                      Diversified Financials--2.0%
   12,400             UBS AG                                                   1,047,113
                      Food Beverage & Tobacco--1.1%
   2,100              Nestle SA                                                574,579
                      Materials--1.7%
   14,500             Lonza AG                                                 887,421
                      Pharmaceuticals & Biotechnology--5.5%
   38,600             Novartis AG                                              1,800,828
   9,700              Roche Holding AG                                         1,039,706
                      Total                                                    2,840,534
                      Total Switzerland                                        5,939,873
                      Taiwan, Province Of China--4.1%
                      Semiconductors & Semiconductor Equipment--2.5%
   714,000     (1)    Nanya Technology Corp.                                   492,906
   503,482            Taiwan Semiconductor Manufacturing Co.                   822,996
                      Total                                                    1,315,902
                      Technology Hardware & Equipment--1.6%
   297,200            Asustek Computer, Inc.                                   820,682
                      Total Taiwan, Province Of China                          2,136,584
                      United Kingdom--24.6%
                      Banks--1.5%
   23,970             Royal Bank of Scotland PLC, Edinburgh                    762,806
                      Capital Goods--2.6%
   146,700            BAE Systems PLC                                          719,402
   40,700             Smiths Industries                                        654,912
                      Total                                                    1,374,314
                      Commercial Services & Supplies--2.7%
   77,500             Capita Group PLC                                         550,673
   336,200            Hays PLC                                                 844,993
                      Total                                                    1,395,666
                      Diversified Financials--1.5%
   124,800            Amvescap PLC                                             787,118
                      Food & Staples Retailing--2.5%
   214,900            Tesco PLC                                                1,285,328
                      Food Beverage & Tobacco--1.2%
   45,800             Diageo PLC                                               645,667
                      Hotels Restaurants & Leisure--0.9%
   40,500             InterContinental Hotels Group PLC                        472,602
                      Household & Personal Products--2.7%
   44,550             Reckitt Benckiser PLC                                    1,416,047
                      Materials--1.7%
   28,000             Rio Tinto PLC                                            905,341
                      Media--1.1%
   234,100     (1)    ITV PLC                                                  564,047
                      Pharmaceuticals & Biotechnology--0.7%
   15,300             GlaxoSmithKline PLC                                      350,717
                      Telecommunication Services--5.5%
   1,075,418          Vodafone Group PLC                                       2,855,338
                      Total United Kingdom                                     12,814,991
                      United States--1.8%
                      Media--1.8%
   53,650             News Corp., Inc.                                         944,777
                      Total Common Stocks (identified cost
                      $45,392,151)                                             51,273,997
                      Repurchase Agreement--2.4%
$  1,256,000          Interest in $1,740,000,000 joint repurchase
                      agreement with Barclays Capital, Inc., 2.900%,
                      dated 3/31/2005, to be repurchased at
                      $1,256,101 on 4/1/2005, collateralized by U.S.
                      Government  Agency Obligations with various
                      maturities to 2/24/2025, collateral market
                      value $1,774,943,868 (AT AMORTIZED COST)                 1,256,000
                      Total Investments---100.8%
                      (identified cost $46,648,151)(2)                         52,529,997
                      OTHER ASSETS AND LIABILITIES---NET---(0.8)%              (394,276)
                      Total NET ASSETS---100%                            $     52,135,721

1      Non-income producing security.
2      At March 31, 2005, the cost of investments for federal tax purposes was
       $46,648,151.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $5,881,846. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,544,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $662,227.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service.
However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
The following acronym is used throughout this portfolio:
   ADR     --American Depositary Receipt







Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares or
   Principal
   Amount                                                                         Value
                        Common Stocks--92.8%
                        Consumer Discretionary--19.6%
$  5,900            1   1-800-FLOWERS.COM, Inc.                               $   44,663
   47,100           1   Advance Auto Parts, Inc.                                  2,376,195
   8,100            1   Bed Bath & Beyond, Inc.                                   295,974
   2,595                Bharat Forge Ltd.                                         81,908
   6,400            2   Blockbuster, Inc.                                         56,512
   3,700            1   Brillian Corp.                                            6,549
   2,000           1,2  Cabela's, Inc., Class A                                   41,260
   1,300                Carnival Corp.                                            67,353
   5,400                Centerplate, Inc.                                         68,472
   15,600           1   Central European Media Enterprises Ltd., Class A          771,576
   3,600           1,2  Cheesecake Factory, Inc.                                  127,620
   17,500           1   Clear Media Ltd.                                          15,370
   5,200            1   Cost Plus, Inc.                                           139,776
   11,700          1,2  Dick's Sporting Goods, Inc.                               429,741
   6,800                Dollar General Corp.                                      148,988
   3,900            1   Dollar Tree Stores, Inc.                                  112,047
   10,800           1   Domino's Pizza, Inc.                                      201,852
   2,400           1,2  Garmin Ltd.                                               111,168
   3,000           1,2  Hot Topic, Inc.                                           65,550
   7,200           1,2  IAC Interactive Corp.                                     160,344
   141,200              J.D. Wetherspoon PLC                                      687,761
   1,500            1   Kohl's Corp.                                              77,445
   7,000            1   Lamar Advertising Co.                                     282,030
   3,300            1   Lodgenet Entertainment                                    62,172
   7,800            1   New York & Company                                        156,546
   5,900                Orient-Express Hotel Ltd.                                 153,990
   18,460           1   PETCO Animal Supplies, Inc.                               679,513
   65,000               PetSmart, Inc.                                            1,868,750
   4,400            1   Premiere AG                                               182,234
   7,400            1   Prestige Brands Holdings, Inc.                            130,610
   250              1   SKY Perfect Communications, Inc.                          194,442
   900             1,2  Shopping.com Ltd.                                         16,020
   2,000                Speedway Motorsports, Inc.                                71,400
   3,600           1,2  Stamps.com, Inc.                                          59,760
   2,800           1,3  Submarino SA                                              46,088
   4,500            1   Texas Roadhouse, Inc.                                     126,360
   5,000            1   Timberland Co., Class A                                   354,650
   9,100            1   UnitedGlobalCom, Inc., Class A                            86,086
   1,800                USS Co. Ltd.                                              139,327
   4,900                Viacom, Inc., Class B                                     170,667
   8,600            1   Williams-Sonoma, Inc.                                     316,050
   7,800            2   Winnebago Industries, Inc.                                246,480
   22,400           1   Wumart Stores, Inc., Class H                              36,762
                        Total                                                     11,468,061
                        Consumer Staples--2.3%
   18,100               B&G Foods, Inc.                                           269,690
   15,600           1   Dean Foods Co.                                            535,080
   72,000               People's Food Holdings Ltd.                               52,776
   10,400           1   Shoppers Drug Mart Corp.                                  346,982
   1,600                Whole Foods Market, Inc.                                  163,408
                        Total                                                     1,367,936
                        Energy--3.9%
   3,100                ENSCO International, Inc.                                 116,746
   7,500                EnCana Corp.                                              528,150
   5,000                Kinder Morgan, Inc.                                       378,500
   5,800            1   Nabors Industries Ltd.                                    343,012
   1,600            1   Noble Corp.                                               89,936
   1,500            1   Oceaneering International, Inc.                           56,250
   700              1   Oil States International, Inc.                            14,385
   6,200            1   The Houston Exploration Co.                               353,090
   5,000            1   Todco, Class A                                            129,200
   1,200            1   Transocean Sedco Forex, Inc.                              61,752
   8,800            1   Willbros. Group, Inc.                                     177,760
                        Total                                                     2,248,781
                        Financials--15.4%
   17,300               3i Group                                                  219,531
   13,100           1   Advance America Cash Advance, Inc.                        202,788
   6,600           1,2  Assurant, Inc.                                            222,420
   16,800               Axis Capital Holdings Ltd.                                454,272
   700                  BioMed Realty Trust, Inc.                                 14,420
   39,100           1   CB Richard Ellis Services                                 1,368,109
   8,200            1   Calamos Asset Management, Inc.                            220,744
   9,500                Capital One Financial Corp.                               710,315
   7,800                Developers Diversified Realty                             310,050
   8,400            2   Endurance Specialty Holdings Ltd.                         317,856
   100             1,2  Federal Agricultural Mortgage Association, Class C        1,749
   26,300           1   Genworth Financial, Inc., Class A                         723,776
   900              2   Global Signal, Inc.                                       26,964
   11,100               IndyMac Bancorp, Inc.                                     377,400
   22,300           2   Labranche & Co. Inc.                                      207,390
   1,000           1,2  Markel Corp.                                              345,210
   8,700           1,2  Philadelphia Consolidated Holding Corp.                   674,511
   3,300           1,3  RHJ International                                         94,325
   1,000                SFCG Co. Ltd.                                             243,402
   105,900              Shinsei Bank Ltd.                                         602,434
   7,400                St. Joe Co.                                               498,020
   6,900                State Bank of India                                       103,788
   2,500                U-Store-It Trust                                          43,500
   600              2   White Mountains Insurance Group, Inc.                     365,100
   17,100               Willis Group Holdings Ltd.                                630,477
   300              1   Ziprealty, Inc.                                           4,227
                        Total                                                     8,982,778
                        Healthcare--14.7%
   3,200            1   ATS Medical, Inc.                                         11,680
   900              1   Acadia Pharmaceuticals, Inc.                              6,210
   7,100           1,2  Alexion Pharmaceuticals, Inc.                             153,822
   7,600                Allergan, Inc.                                            527,972
   1,700           1,2  Amylin Pharmaceuticals, Inc.                              29,733
   9,900            1   Anika Therapeutics, Inc.                                  126,720
   5,700            1   Arena Pharmaceuticals, Inc.                               28,785
   2,400           1,2  Arthrocare Corp.                                          68,400
   7,400           1,2  Aspect Medical Systems, Inc.                              159,766
   2,900            1   Auxilium Pharmaceutical, Inc.                             17,342
   19,293          1,2  Avigen, Inc.                                              53,827
   3,400           1,2  Bioenvision, Inc.                                         19,550
   800              1   Biosite Diagnostics, Inc.                                 41,624
   4,800            1   Boston Scientific Corp.                                   140,592
   800                  Cardinal Health, Inc.                                     44,640
   7,450            1   Caremark Rx, Inc.                                         296,361
   1,000           1,2  Cepheid, Inc.                                             9,670
   5,808            1   Charles River Laboratories International, Inc.            273,208
   4,200           1,2  Chindex International, Inc.                               25,956
   28,100          1,2  Conceptus, Inc.                                           219,180
   18,700          1,2  Cubist Pharmaceuticals, Inc.                              198,594
   7,480            1   Curon Medical, Inc.                                       7,255
   11,700          1,2  Cypress Biosciences, Inc.                                 106,938
   30,000           1   Cytyc Corp.                                               690,300
   4,600            1   Digirad Corp.                                             35,650
   20,600          1,2  Dyax Corp.                                                66,332
   8,300           1,2  Dynavax Technologies Corp.                                38,761
   25,000           1   Endologix, Inc.                                           143,750
   1,600            1   Gen-Probe, Inc.                                           71,296
   100             1,2  Given Imaging Ltd.                                        2,953
   5,400           1,2  I-Flow Corp.                                              85,482
   17,950           1   INAMED Corp.                                              1,254,346
   23,432           1   Illumina, Inc.                                            189,331
   6,100           1,2  Immunicon Corp.                                           35,929
   3,000           1,2  Incyte Genomics, Inc.                                     20,490
   31,300          1,2  Isis Pharmaceuticals, Inc.                                121,131
   4,500           1,2  Kinetic Concepts, Inc.                                    268,425
   9,300            1   Kosan Biosciences, Inc.                                   38,130
   11,700          1,2  Kyphon, Inc.                                              294,489
   7,800                Merck & Co., Inc.                                         252,486
   700              1   Millennium Pharmaceuticals, Inc.                          5,894
   8,700            1   NMT Medical, Inc.                                         71,340
   10,200           1   Nektar Therapeutics                                       142,188
   5,700           1,2  Neurochem, Inc.                                           67,887
   700             1,2  Neurocrine Biosciences, Inc.                              26,642
   11,800           1   Nicox                                                     62,256
   6,300           1,2  Northfield Laboratories, Inc.                             70,875
   1,700            1   PRA International                                         45,781
   19,100          1,2  Pharmacyclics, Inc.                                       153,373
   2,500           1,2  Point Therapeutics, Inc.                                  10,125
   1,500            1   Progenics Pharmaceuticals, Inc.                           25,215
   4,500           1,2  Renovis, Inc.                                             36,315
   1,400           1,2  Rita Medical Systems, Inc.                                4,186
   1,200            1   Sangamo BioSciences, Inc.                                 4,800
   800              1   Santarus, Inc.                                            3,888
   20,700               Schering Plough Corp.                                     375,705
   7,400            1   Stratagene Corp.                                          65,342
   1,400            1   Symbion, Inc.                                             29,918
   1,500            1   Syneron Medical Ltd.                                      47,790
   2,000                UnitedHealth Group, Inc.                                  190,760
   18,600          1,2  United Surgical Partners International, Inc.              851,322
   2,500            1   VCA Antech, Inc.                                          50,575
   7,800           1,2  Vasogen, Inc.                                             31,590
   9,800            1   Vical, Inc.                                               39,200
   19,416          1,2  Xcyte Therapies, Inc.                                     23,882
                        Total                                                     8,613,955
                        Industrials--15.2%
   18,800           1    ABX Air, Inc.                                            136,112
   3,196                Bharat Heavy Electricals Ltd.                             56,156
   7,800                CNF Transportation, Inc.                                  364,962
   31,300               Cendant Corp.                                             642,902
   9,000                Chicago Bridge & Iron Co., N.V.                           396,270
   5,800           1,2   CoStar Group, Inc.                                       213,730
   3,300            1    Coinmach Service Corp.                                   43,395
   1,400            1    Concorde Career Colleges, Inc.                           23,800
   7,900           1,2   Continental Airlines, Inc., Class B                      95,116
   12,200           2   Cummins, Inc.                                             858,270
   5,400           1,2   DRS Technologies, Inc.                                   229,500
   37,200               Deutsche Post AG                                          908,027
   400              2   EDO Corp.                                                 12,020
   6,400            1    Educate, Inc.                                            88,768
   9,000                Expeditors International Washington, Inc.                 481,950
   1,300            1    Exponent, Inc.                                           31,057
   8,800                FedEx Corp.                                               826,760
   4,100            1    Forward Air Corp.                                        174,578
   10,700           1    Interline Brands, Inc.                                   204,477
   500                  Jet Airways (India) Ltd.                                  13,882
   5,900            1    Kansas City Southern Industries, Inc.                    113,634
   1,605                Kuehne & Nagel International AG                           346,215
   700                  Larsen & Toubro Ltd.                                      15,950
   7,300            2   Masco Corp.                                               253,091
   9,200           1,2   NuCo2, Inc.                                              241,960
   9,800                Overnite Corp.                                            313,502
   16,100               Rinker Group Ltd.                                         134,287
   6,700           1,2   Ryanair Holdings PLC, ADR                                293,259
   8,900                Ryder Systems, Inc.                                       371,130
   1,700            1    SI International, Inc.                                   46,971
   6,300                Simpson Manufacturing Co., Inc.                           194,670
   7,700                Southwest Airlines Co.                                    109,648
   8,600                United Parcel Service, Inc.                               625,564
                        Total                                                     8,861,613
                        Information Technology--15.5%
   2,600            1   ATI Technologies, Inc.                                    44,877
   12,700           1   ATI Technologies, Inc.                                    219,202
   32,600           1   Accenture Ltd.                                            787,290
   7,400                Adtran, Inc.                                              130,536
   9,400           1,2  Affiliated Computer Services, Inc., Class A               500,456
   7,000           1,2  Altiris, Inc.                                             166,950
   5,700            1   Amdocs Ltd.                                               161,880
   8,000                Autodesk, Inc.                                            238,080
   1,200           1,2  Bankrate, Inc.                                            16,068
   8,500           1,2  Blackboard Inc.                                           148,240
   1,000            1   Broadcom Corp.                                            29,920
   24,500           1   CSR PLC                                                   151,397
   7,800            1   Check Point Software Technologies Ltd.                    169,572
   22,200           1   Cirrus Logic, Inc.                                        100,344
   2,600            1   Citrix Systems, Inc.                                      61,932
   11,900           1   Cogent, Inc.                                              299,642
   2,700            1   Cognos, Inc.                                              113,238
   7,700            1   Comverse Technology, Inc.                                 194,194
   10,650           1   Digital Impact, Inc.                                      36,743
   16,600           2   Dolby Laboratories, Class A                               390,100
   10,200          1,2  eCollege.com                                              131,988
   6,000            1   Filenet Corp.                                             136,680
   800              1   Google Inc.                                               144,408
   7,100            1   Homestore.com, Inc.                                       15,762
   5,900            1   Hyperion Solutions Corp.                                  260,249
   8,500           1,2  Infocrossing, Inc.                                        134,640
   2,800           1,2  InfoSpace.com, Inc.                                       114,324
   4,600            1   Intrado, Inc.                                             56,580
   2,000            1   Iron Mountain, Inc.                                       57,680
   600             1,2  Jamdat Mobile, Inc.                                       10,344
   12,900          1,2  Komag, Inc.                                               288,315
   1,500            1   LeCroy Corp.                                              25,695
   13,400          1,2  M-Systems Flash Disk Pioneers Ltd.                        295,336
   45,100           1   MEMC Electronic Materials                                 606,595
   2,700            1   Macromedia, Inc.                                          90,450
   25,200          1,2  Magma Design Automation                                   299,124
   14,800               Microsemi Corp.                                           241,092
   5,700                Microsoft Corp.                                           137,769
   6,100           1,2  Mobility Electronics, Inc.                                42,639
   10,600           1   NAVTEQ Corp.                                              459,510
   23,400          1,2  NIC, Inc.                                                 111,618
   6,700            1   NetIQ Corp.                                               76,581
   10,600           1   Online Resources Corp.                                    93,386
   12,200           1   Oracle Corp.                                              152,256
   5,900           1,2  Portalplayer, Inc.                                        134,697
   8,000            1   PowerDsine Ltd.                                           81,840
   8,600            1   Quest Software, Inc.                                      119,024
   500              1   RADWARE Ltd.                                              11,735
   9,400            1   S1 Corp.                                                  65,236
   3,200            1   Sandisk Corp.                                             88,960
   6,000           1,2  Sigmatel Inc.                                             224,580
   8,600            1   TNS, Inc.                                                 154,370
   3,300            1   Tata Consultancy Services Ltd.                            108,256
   2,800            1   Telvent GIT, S.A.                                         27,860
   800             1,2  ValueClick, Inc.                                          8,488
   4,800           1,2  Visual Networks, Inc.                                     14,400
   5,500            1   Xyratex Ltd.                                              102,850
                        Total                                                     9,085,978
                        Materials--3.2%
   7,800            2   Arch Coal, Inc.                                           335,478
   35,200               Celanese Corp.                                            633,248
   2,465                Cemex S.A. de C.V., ADR                                   89,356
   160,000              China Metal International Holdings Inc.                   42,567
   2,200            1   Frutarom                                                  17,358
   5,100                Frutarom, GDR                                             40,239
   11,200           1   Huntsman Corp.                                            261,184
   164,000          1   Lee & Man Paper Manufacturing Ltd.                        130,368
   3,000                Newmont Mining Corp.                                      126,750
   4,200                Peabody Energy Corp.                                      194,712
                        Total                                                     1,871,260
                        Telecommunication Services--1.5%
   2,200           1,2  China Netcom Group Corp. (Hong Kong) Ltd., ADR            61,578
   100                  PT Telekomunikasi Indonesia, Class CS, ADR                1,874
   40,000               Singapore Telecom Ltd.                                    62,517
   9,300            1   Syniverse Holdings, Inc.                                  128,340
   54,300               Telia AB                                                  322,533
   28,300           1   Time Warner Telecom, Inc.                                 112,351
   4,700           1,2  Western Wireless Corp., Class A                           178,412
                        Total                                                     867,605
                        Utilities--1.5%
   616,600          1   China Power International Development Ltd.                219,383
   600                  Consolidated Water Co.                                    19,980
   66,400               Enel SpA                                                  635,229
   12,000           1   National Thermal Power Corp. Ltd.                         23,547
                        Total                                                     898,139
                        Total Common Stocks (identified cost $48,320,568)         54,266,106
                        Corporate Bonds--0.1%
                        Consumer Discretionary--0.1%
   100,000         1,3  Citadel Broadcasting Corp., Conv. Bond, 1.875%,
                        2/15/2011 (IDENTIFIED COST $100,000)                      84,375
                        Preferred Stocks--0.4%
                        Materials--0.1%
   2,600                Celanese Corp., Pfd., $1.13, Annual Dividend              72,150
                        Telecommunication Services--0.3%
   3,500                Crown Castle International Corp., Conv. Pfd.,
                        $3.13, Annual Dividend                                    177,187
                        Total Preferred Stocks (identified cost $225,460)         249,337
                        Repurchase Agreements--20.8%
   3,091,000            Interest in $1,740,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.90%,
                        dated 3/31/2005 to be repurchased at $3,091,249 on
                        4/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 2/24/2005,
                        collateral market value $1,774,943,868                    3,091,000
   9,048,000            Interest in $2,000,000,000 joint repurchase
                        agreement with Bear Stearns and Co., Inc., 2.91%,
                        dated 3/31/2005 to be repurchased at $9,048,731 on
                        4/1/2005, collateralized by U.S. Government Agency
                        Obligations with various maturities to 1/25/2042,
                        collateral market value $2,054,459,167 (held as
                        collateral for securities lending)                        9,048,000
                        Total Repurchase
                        Agreements
                        (At amortized cost)                                       12,139,000
                        Total Investments
                        -114.1%
                        (identified cost $60,785,028)4                            66,738,818
                        OTHER ASSETS AND LIABILITIES - NET - (14.1)%              (8,269,043)
                        TOTAL NET ASSETS - 100%                               $   58,469,775

1      Non-income producing security.
2      Certain shares are temporarily on loan to unaffiliated broker/dealers.
       As of March 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
       Market Value of Securities Loaned       Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $8,810,273                              $9,048,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
3      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At March 31, 2005, these securities amounted to $224,788 which represents 0.4% of total net assets.
4      At March 31, 2005, the cost of investments for federal tax purposes was $60,785,028. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was to $5,953,790 This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,657,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,703,737.

Note:             The categories of investments are shown as a percentage of total net assets at March 31, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
GDR         --Global Depository Receipt






























Federated Mid Cap Growth Strategies Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares or
   Principal
   Amount                                                                           Value
                          Common Stocks--96.5%
                          Consumer Discretionary--18.8%
   18,000                 American Eagle Outfitters, Inc.                    $      531,900
   9,600                  Boyd Gaming Corp.                                         500,640
   11,600                 Brunswick Corp.                                           543,460
   9,100                  Choice Hotels International, Inc.                         563,745
   7,300          (1)     Coach, Inc.                                               413,399
   11,200                 D. R. Horton, Inc.                                        327,488
   13,000       (1)(,2)   Dick's Sporting Goods, Inc.                               477,490
   15,700         (2)     Foot Locker, Inc.                                         460,010
   4,700                  Fortune Brands, Inc.                                      378,961
   5,000                  Harrah's Entertainment, Inc.                              322,900
   15,600                 Hasbro, Inc.                                              319,020
   22,700                 Hilton Hotels Corp.                                       507,345
   8,000          (2)     Marriott International, Inc., Class A                     534,880
   6,100                  Neiman-Marcus Group, Inc., Class A                        558,211
   4,900        (1)(,2)   Sears Holdings Corp.                                      652,533
   12,149       (1)(,2)   Shuffle Master, Inc.                                      351,835
   9,300                  Starwood Hotels & Resorts Worldwide, Inc.                 558,279
   10,000                 Station Casinos, Inc.                                     675,500
   9,400          (1)     Urban Outfitters, Inc.                                    450,918
   18,100       (1)(,2)   WCI Communities, Inc.                                     544,448
   20,850                 Wolverine World Wide, Inc.                                446,816
   11,600       (1)(,2)   XM Satellite Radio Holdings, Inc., Class A                365,400
   11,000                 Yum! Brands, Inc.                                         569,910
                          Total                                                     11,055,088
                          Consumer Staples--3.9%
   17,800                 Archer-Daniels-Midland Co.                                437,524
   15,700         (2)     Church and Dwight, Inc.                                   556,879
   9,500          (1)     Constellation Brands, Inc., Class A                       502,265
   2,600          (1)     Energizer Holdings, Inc.                                  155,480
   8,000                  Reynolds American, Inc.                                   644,720
                          Total                                                     2,296,868
                          Energy--7.4%
   5,600                  Baker Hughes, Inc.                                        249,144
   22,600         (2)     Chesapeake Energy Corp.                                   495,844
   13,500         (1)     Denbury Resources, Inc.                                   475,605
   8,600                  ENSCO International, Inc.                                 323,876
   4,600          (2)     Noble Energy, Inc.                                        312,892
   5,400          (1)     Smith International, Inc.                                 338,742
   8,900                  Suncor Energy, Inc.                                       357,869
   14,700         (1)     Tesoro Petroleum Corp.                                    544,194
   7,900          (1)     Ultra Petroleum Corp.                                     401,320
   6,800                  Valero Energy Corp.                                       498,236
   12,000         (2)     XTO Energy, Inc.                                          394,080
                          Total                                                     4,391,802
                          Financials--6.4%
   4,900        (1)(,2)   Affiliated Managers Group                                 303,947
   7,800                  Bank of Hawaii Corp.                                      353,028
   14,700         (1)     CB Richard Ellis Services                                 514,353
   6,300                  City National Corp.                                       439,866
   7,150                  Legg Mason, Inc.                                          558,701
   5,100                  Moody's Corp.                                             412,386
   27,500         (1)     Providian Financial Corp.                                 471,900
   5,400                  T. Rowe Price Group, Inc.                                 320,652
   7,100                  Torchmark Corp.                                           370,620
                          Total                                                     3,745,453
                          Healthcare--16.2%
   9,100                  Bard (C.R.), Inc.                                         619,528
   6,500                  Beckman Coulter, Inc.                                     431,925
   4,100                  CIGNA Corp.                                               366,130
   14,400         (1)     Caremark Rx, Inc.                                         572,832
   13,600         (1)     Covance, Inc.                                             647,496
   4,300          (1)     Coventry Health Care, Inc.                                293,002
   16,800       (1)(,2)    DaVita, Inc.                                             703,080
   7,900        (1)(,2)   Genzyme Corp.                                             452,196
   12,200       (1)(,2)   Gilead Sciences, Inc.                                     436,760
   11,600       (1)(,2)   Given Imaging Ltd.                                        342,548
   8,600          (1)     Henry Schein, Inc.                                        308,224
   6,700          (1)     Kinetic Concepts, Inc.                                    399,655
   13,700                 Manor Care, Inc.                                          498,132
   8,300        (1)(,2)   PacifiCare Health Systems, Inc.                           472,436
   12,100       (1)(,2)   Patterson Cos., Inc.                                      604,395
   3,200                  Quest Diagnostic, Inc.                                    336,416
   12,500         (1)     Renal Care Group, Inc.                                    474,250
   8,700          (1)     Sepracor, Inc.                                            499,467
   7,300          (1)     Sierra Health Services, Inc.                              466,032
   13,100         (1)     Thermo Electron Corp.                                     331,299
   8,700          (1)     Waters Corp.                                              311,373
                          Total                                                     9,567,176
                          Industrials--12.9%
   12,300         (2)     AMETEK, Inc.                                              495,075
   4,600          (1)     Alliant Techsystems, Inc.                                 328,670
   5,800                  Cooper Industries Ltd., Class A                           414,816
   6,600                  Corporate Executive Board Co.                             422,070
   6,000                  Eaton Corp.                                               392,400
   7,500                  Expeditors International Washington, Inc.                 401,625
   12,400         (2)     Hunt (J.B.) Transportation Services, Inc.                 542,748
   5,000                  ITT Industries, Inc.                                      451,200
   21,250                 Joy Global, Inc.                                          745,025
   6,000                  L-3 Communications Holdings, Inc.                         426,120
   11,500                 Masco Corp.                                               398,705
   10,600                 Pentair, Inc.                                             413,400
   5,400                  Precision Castparts Corp.                                 415,854
   7,000          (2)     Rockwell Automation, Inc.                                 396,480
   9,600                  Rockwell Collins                                          456,864
   6,900          (2)     UTI Worldwide, Inc.                                       479,205
   6,700          (1)     Yellow Roadway Corp.                                      392,218
                          Total                                                     7,572,475
                          Information Technology--19.3%
   74,500         (2)     ARM Holdings PLC, ADR                                     447,000
   27,900       (1)(,2)   ASM Lithography Holding NV                                467,883
   23,466       (1)(,2)   Activision, Inc.                                          347,307
   11,800                 Acxiom Corp.                                              246,974
   5,700          (1)     Affiliated Computer Services, Inc., Class A               303,468
   16,400         (1)     Altera Corp.                                              324,392
   15,300         (1)     Amdocs Ltd.                                               434,520
   10,100         (1)     Anixter International, Inc.                               365,115
   13,000         (1)     Ansys, Inc.                                               444,730
   18,000         (1)     Apple Computer, Inc.                                      750,060
   17,000                 Autodesk, Inc.                                            505,920
   14,000         (1)     Cognizant Technology Solutions Corp.                      646,800
   53                     Computer Associates International, Inc.                   1,436
   16,100         (1)     Cymer, Inc.                                               430,997
   22,800                 Harris Corp.                                              744,420
   13,300         (1)     Jabil Circuit, Inc.                                       379,316
   19,500       (1)(,2)   Juniper Networks, Inc.                                    430,170
   9,600          (1)     KLA-Tencor Corp.                                          441,696
   20,300         (1)     Lam Research Corp.                                        585,858
   12,600                 Linear Technology Corp.                                   482,706
   13,900         (1)     Macromedia, Inc.                                          465,650
   6,500                  Maxim Integrated Products, Inc.                           265,655
   12,900         (1)     McAfee, Inc.                                              291,024
   9,700          (1)     NCR Corp.                                                 327,278
   16,500         (1)     Novellus Systems, Inc.                                    441,045
   26,900         (1)     RSA Security, Inc.                                        426,365
   8,300          (1)     Zebra Technologies Corp., Class A                         394,167
                          Total                                                     11,391,952
                          Materials--6.5%
   30,300         (1)     AK Steel Holding Corp.                                    335,118
   10,500         (2)     CONSOL Energy, Inc.                                       493,710
   5,600        (1)(,2)   Cleveland Cliffs, Inc.                                    408,072
   12,500                 Lyondell Chemical Co.                                     349,000
   10,100                 Monsanto Co.                                              651,450
   10,300                 Nova Chemicals Corp.                                      442,385
   9,400                  Peabody Energy Corp.                                      435,784
   8,100          (2)     Potash Corporation of Saskatchewan, Inc.                  708,831
                          Total                                                     3,824,350
                          Telecommunication Services--2.4%
   25,200         (1)     American Tower Systems Corp.                              459,396
   9,800          (1)     NII Holdings, Inc.                                        563,500
   17,700         (1)     Nextel Partners, Inc., Class A                            388,692
                          Total                                                     1,411,588
                          Utilities--2.7%
   40,000         (1)     AES Corp.                                                 655,200
   14,900         (2)     Edison International                                      517,328
   40,500       (1)(,2)   Sierra Pacific Resources                                  435,375
                          Total                                                     1,607,903
                          Total Common Stocks (identified cost
                          $46,784,789)                                              56,864,655
                          Repurchase Agreement-- 22.3%
   1,564,000              Interest in $1,740,000,000 joint repurchase
                          agreement with Barclays Capital, Inc., 2.90%,
                          dated 3/31/2005 to be repurchased at $1,564,126
                          on 4/1/2005, collateralized by U.S. Government
                          Agency Obligations with various maturities to
                          2/24/2025, collateral market value
                          $1,774,943,868                                            1,564,000
   11,603,000             Interest in $2,000,000,000 joint repurchase
                          agreement with Bear Stearns and Co., Inc.,
                          2.91%, dated 3/31/2005 to be repurchased at
                          $11,603,938 on 4/1/2005, collateralized by U.S.
                          Government Agency Obligations with various
                          maturities to 1/25/2042, collateral market
                          value $2,054,459,167 (held as collateral for
                          securities lending)                                       11,603,000
                          Total Repurchase Agreements (AT AMORTIZED COST)           13,167,000
                          Total Investments--118.8%
                           (identified cost $59,951,789)(3)                         70,031,655
                          other assets and liabilities - net - (18.8)%              (11,104,890)
                          total net assets -100%                             $      58,926,765

1      Non-income producing security.
2      Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
       As of March 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
          Market Value of Securities Loaned       Market Value of Collateral
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
                     $11,076,332                         $11,603,000
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
3      The cost of investments for federal tax purposes amounts to
       $59,951,789.  The net unrealized appreciation of investments for federal tax purposes was $10,079,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,003,973 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $924,107.

Note: The categories of investments are shown as a percentage of total net assets at
March 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt
















Federated Prime Money Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                         Asset-Backed Securities--3.6%
                         Finance - Automotive--1.6%
$  1,284                 USAA Auto Owner Trust 2004-2, Class A1, 1.660%,
                         7/15/2005                                          $      1,284
   825,306               Volkswagen Auto Lease Trust 2005-A, Class A1,
                         2.985%, 3/20/2006                                         825,306
   500,000               WFS Financial Owner Trust 2005-2, Class A1,
                         3.136%, 4/17/2006                                         500,000
                             Total                                                 1,326,590
                         Finance - Equipment--2.0%
   500,000               CNH Equipment Trust 2000-A, Class A1, 3.080%,
                         4/7/2006                                                  500,000
   1,112,909             CNH Equipment Trust 2004-A, Class A1, 2.009%,
                         10/14/2005                                                1,112,909
                             Total                                                 1,612,909
                             Total Asset-Backed Securities                         2,939,499
                         CertificateS Of Deposit--9.7%
                         Banking--9.7%
   1,000,000             Dresdner Bank AG, Frankfurt, 2.800%, 5/10/2005            1,000,000
   1,000,000             Huntington National Bank, Columbus, OH, 2.830%,
                         7/11/2005                                                 1,000,000
   4,000,000             Washington Mutual Bank, F.A., 2.810%, 5/2/2005
                         - 5/3/2005                                                4,000,000
   2,000,000             Wilmington Trust Co., 2.970%, 6/3/2005                    1,999,985
                             Total certificateS of deposit                         7,999,985
                         Collateralized Loan Agreements--10.3%
                         Banking--3.0%
   2,500,000             Greenwich Capital Markets, Inc., 3.000%,
                         4/1/2005                                                  2,500,000
                         Brokerage--7.3%
   2,000,000             Bear Stearns Cos., Inc., 3.025%, 4/1/2005                 2,000,000
   2,000,000             Lehman Brothers Holdings, Inc., 3.025%, 4/1/2005          2,000,000
   2,000,000             Merrill Lynch & Co., Inc., 3.025%, 4/1/2005               2,000,000
                             Total                                                 6,000,000
                             Total Collateralized Loan Agreements                  8,500,000
                         Commercial Paper --24.7%(1)
                         Banking--4.6%
   1,000,000             Bank of America Corp., 2.140%, 4/6/2005                   999,703
   300,000       (3)     Bavaria TRR Corp., (Bayerische Hypotheken-und
                         Vereinsbank AG Swap Agreement), 2.610%,
                         4/15/2005                                                 299,695
   1,500,000     (3)     Fountain Square Commercial Funding Corp.,
                         2.610%, 4/19/2005                                         1,498,043
   1,000,000     (3)     Picaros Funding LLC, (Guaranteed by KBC Bank
                         N.V.), 2.130%, 4/4/2005                                   999,823
                             Total                                                 3,797,264
                         Conglomerate--1.0%
   800,000               Textron Financial Corp., (Textron Inc. Support
                         Agreement), 2.850%, 5/2/2005                              798,037
                         Entertainment--1.0%
   800,000               Walt Disney Co., 2.870%, 5/17/2005                        797,066
                         Finance - Automotive--4.5%
   700,000               DaimlerChrysler North America Holding Corp.,
                         2.860%, 4/7/2005                                          699,666
   2,000,000             FCAR Auto Loan Trust, (A1+/P1 Series), 2.630%,
                         4/5/2005                                                  1,999,416
   1,000,000             FCAR Auto Loan Trust, (A1/P1 Series), 2.790%,
                         5/5/2005                                                  997,365
                             Total                                                 3,696,447
                         Finance - Commercial--4.2%
   2,000,000             CIT Group, Inc., 3.260%, 9/20/2005                        1,968,849
   1,500,000     (3)     Jupiter Securitization Corp., 2.680%, 6/20/2005           1,491,067
                             Total                                                 3,459,916
                         Finance - Equipment--1.0%
   800,000               John Deere Credit Ltd., (Guaranteed by John
                         Deere Capital Corp.), 2.890%, 5/2/2005                    798,009
                         Finance - Retail--3.6%
   2,000,000     (3)     Chariot Funding LLC, 2.810%, 4/20/2005                    1,997,034
   1,000,000     (3)     Paradigm Funding LLC, 2.690%, 5/9/2005                    997,161
                             Total                                                 2,994,195
                         Finance - Securities--3.6%
   1,000,000     (3)     Beta Finance, Inc., (Guaranteed by Beta Finance
                         Corp.), 2.690%, 5/5/2005                                  997,459
   2,000,000     (3)     Georgetown Funding Co. LLC, 2.810% - 2.980%,
                         4/21/2005 - 6/15/2005                                     1,992,231
                         Total                                                     2,989,690
                         Insurance--1.2%
   1,000,000     (3)     Aspen Funding Corp., (Insured by MBIA Insurance
                         Corp.), 2.620%, 4/25/2005                                 998,253
                             Total Commercial Paper                                20,328,877
                         Corporate Bonds--2.8%
                         Banking--2.1%
   1,710,000             Wells Fargo & Co., 4.800%, 7/29/2005                      1,718,547
                         Brokerage--0.7%
   600,000               Morgan Stanley Group, Inc., 7.750%, 6/15/2005             605,488
                             Total Corporate Bonds                                 2,324,035
                         Corporate Notes--2.9%
                         Consumer Products--2.9%
   2,400,000             Diageo Capital PLC, 6.125%, 8/15/2005                     2,426,862
                         Government Agencies--1.8%
                         Government Agency--1.8%
   1,450,000             Federal Home Loan Bank System, 1.360% - 1.500%,
                         4/1/2005 - 5/4/2005                                       1,450,000
                         Notes - Variable --37.5%(2)
                         Banking--25.3%
   3,000,000     (3)      Blue Heron Funding V-A Ltd., Class A-2,
                         (Guaranteed by WestLB AG), 2.900%, 4/26/2005              3,000,000
   1,000,000             Greenwich Capital Holdings, Inc., 2.710%,
                         4/8/2005                                                  1,000,000
   3,000,000             HBOS Treasury Services PLC, 3.080%, 6/24/2005             3,000,000
   3,885,000             Home City Ice Co. & H.C. Transport, (Series
                         2000)/(U.S. Bank, NA LOC), 2.870%, 4/7/2005               3,885,000
   2,000,000             Kansas City, MO Tax Increment Financing
                         Commission, President Hotel, (Insured by MBIA
                         Insurance Corp.), 2.910%, 4/7/2005                        2,000,000
   1,360,000             Lancaster, PA IDA, Snavely's Mill, Inc.
                         (Series 2003 - B)/(Fulton Bank LOC), 3.010%,
                         4/7/2005                                                  1,360,000
   3,875,000             North Shore Business Development LLC,(Series
                         2004)/(Columbus Bank and Trust Co., GA LOC),
                         3.200%, 4/7/2005                                          3,875,000
   2,575,000             Prospects Aggregates, Inc.,(Series
                         2004)/(Fulton Bank LOC), 3.010%, 4/7/2005                 2,575,000
   150,000               Roby Co. Ltd. Partnership, (Huntington National
                         Bank, Columbus, OH LOC), 3.150%, 4/7/2005                 150,000
                             Total                                                 20,845,000
                         Brokerage--2.4%
   2,000,000             Morgan Stanley, 2.865%, 4/1/2005                          2,000,000
                         Finance - Commercial--2.4%
   2,000,000             GE Capital Assurance Co., (Guaranteed by
                         General Electric Capital Corp.), 2.875%,
                         5/9/2005                                                  2,000,000
                         Finance - Securities--3.7%
   3,000,000     (3)      K2 (USA) LLC, (Guaranteed by K2 Corp.),
                         2.840%, 4/1/2005                                          3,000,033
                         Insurance--3.7%
   1,000,000             Jackson National Life Insurance Co., 2.940%,
                         4/22/2005                                                 1,000,000
   2,000,000     (3)     Pacific Life Global Funding, 2.710%, 4/4/2005             2,000,468
                             Total                                                 3,000,468
                             Total Notes - Variable                                30,845,501
                         Repurchase Agreement--7.8%
   6,421,000             Interest in $1,900,000,000 joint repurchase
                         agreement with Countrywide Securities Corp.,
                         2.910%, dated 3/31/2005 to be repurchased at
                         $6,421,519 on 4/1/2005, collateralized by U.S.
                         Treasury Obligations and U.S. Government Agency
                         Obligations with various maturities to
                         4/25/2035, collateral market value
                         $1,947,659,022                                            6,421,000
                             TOTAL INVESTMENTS - 101.1%
                             (AT AMORTIZED COST)(4)                                83,235,759
                             OTHER ASSETS AND LIABILITIES - NET - (1.1)%           (938,093)
                             tOTAL NET ASSETS - 100%                        $      82,297,666

1      Discount rate at time of purchase.
2      Floating rate note with current rate and next reset date shown.
3      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At March 31, 2005, these securities amounted to $19,271,267 which represents 23.4% of total net assets.
4      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
March 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
IDA         --Industrial Development Authority
LOC         --Letter of Credit














Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Principal
   Amount or
   Shares                                                                         Value
                        Asset-Backed Securities--0.8%
                        Credit Card--0.1%
$  450,000              Prime Credit Card Master Trust 2000-1, Class A,
                        6.70%, 10/15/2009                                     $   459,153
                        Home Equity Loan--0.7%
   2,176,617            Residential Asset Mortgage Products, Inc.
                        2003-RS11, Class AIIB, 2.98%, 12/25/2033                  2,176,957
   1,794,230            Residential Asset Securities Corp. 2003-KS11,
                        Class AIIB, 2.95%, 1/25/2034                              1,800,085
                        Total                                                     3,977,042
                        Total Asset-Backed Securities (identified cost
                        $4,420,496)                                               4,436,195
                        Collateralized Mortgage Obligations--1.2%
                        Federal National Mortgage Association--1.2%
   6,751,293            Federal National Mortgage Association REMIC
                        2002-52 FG, 3.35%, 9/25/2032 (IDENTIFIED COST
                        $6,747,073)                                               6,824,877
                        Corporate Bonds--80.9%
                        Basic Industry - Chemicals--0.6%
   2,220,000            Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                2,160,448
   1,300,000            Praxair, Inc., 3.95%, 6/1/2013                            1,220,258
                        Total                                                     3,380,706
                        Basic Industry - Metals & Mining--2.2%
   1,300,000            BHP Finance (USA), Inc., 4.80%, 4/15/2013                 1,285,492
   1,570,000            BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                        3/1/2006                                                  1,614,148
   2,137,000            Barrick Gold Corp., Deb., 7.50%, 5/1/2007                 2,275,264
   2,000,000            Inco Ltd., 5.70%, 10/15/2015                              2,035,606
   1,400,000            Newmont Mining Corp., 5.875%, 4/1/2035                    1,387,554
   1,250,000            Noranda, Inc., 6.00%, 10/15/2015                          1,284,235
   2,300,000            Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                 2,435,056
                        Total                                                     12,317,355
                        Basic Industry - Paper--1.8%
   1,300,000            International Paper Co., 4.25%, 1/15/2009                 1,277,432
   3,610,000            Louisiana-Pacific Corp., 8.875%, 8/15/2010                4,194,289
   500,000              Westvaco Corp., 7.65%, 3/15/2027                          566,170
   2,000,000            Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                2,242,000
   1,500,000            Weyerhaeuser Co., Note, 6.75%, 3/15/2012                  1,655,670
                        Total                                                     9,935,561
                        Capital Goods - Aerospace & Defense--1.3%
   750,000              Boeing Capital Corp., 5.65%, 5/15/2006                    763,882
   1,000,000            Boeing Co., Note, 5.125%, 2/15/2013                       1,004,620
   1,200,000            Raytheon Co., Deb., 7.20%, 8/15/2027                      1,413,079
   584,000              Raytheon Co., Note, 6.75%, 8/15/2007                      614,789
   2,000,000            Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013              2,032,464
   1,800,000            Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013          1,768,392
                        Total                                                     7,597,226
                        Capital Goods - Building Materials--1.0%
   1,430,000            CRH America, Inc., 5.30%, 10/15/2013                      1,429,871
   3,700,000            Masco Corp., Note, 5.875%, 7/15/2012                      3,901,798
                        Total                                                     5,331,669
                        Capital Goods - Diversified Manufacturing--2.7%
   1,530,000            Briggs & Stratton Corp., Company Guarantee,
                        8.875%, 3/15/2011                                         1,751,850
   1,600,000            Emerson Electric Co., 4.50%, 5/1/2013                     1,554,592
   2,300,000       (1)  Hutchison Whampoa Ltd., 6.50%, 2/13/2013                  2,434,044
   2,750,000            Kennametal, Inc., 7.20%, 6/15/2012                        3,037,898
   3,000,000            Tyco International Group, Company Guarantee,
                        6.375%, 2/15/2006                                         3,056,400
   1,000,000            Tyco International Group, Company Guarantee,
                        6.875%, 1/15/2029                                         1,137,270
   2,000,000            Tyco International Group, Note, 5.80%, 8/1/2006           2,045,060
                        Total                                                     15,017,114
                        Capital Goods - Environmental--1.2%
   4,000,000            Waste Management Inc., Note, 7.00%, 10/15/2006            4,160,160
   2,575,000            Waste Management Inc., Sr. Note, 7.125%, 10/1/2007        2,746,212
                        Total                                                     6,906,372
                        Communications - Media & Cable--3.2%
   800,000              Comcast Corp., 7.05%, 3/15/2033                           897,712
   1,125,000            Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013        1,199,981
   4,000,000            Continental Cablevision, Sr. Note, 8.30%, 5/15/2006       4,186,080
   1,800,000       (1)  Cox Communications, Inc., 5.45%, 12/15/2014               1,755,565
   2,000,000            Cox Communications, Inc., 7.125%, 10/1/2012               2,184,376
   4,015,000       (1)  Grupo Televisa S.A., 6.625%, 3/18/2025                    3,842,837
   2,650,000            Lenfest Communications, Inc., Sr. Note, 8.375%,
                        11/1/2005                                                 2,731,117
   940,000              Lenfest Communications, Inc., Sr. Sub. Note,
                        10.50%, 6/15/2006                                         1,012,333
                        Total                                                     17,810,001
                        Communications - Media Noncable--3.8%
   2,000,000            British Sky Broadcasting Group PLC, 8.20%,
                        7/15/2009                                                 2,257,372
   2,000,000            British Sky Broadcasting Group PLC, Unsecd. Note,
                        7.30%, 10/15/2006                                         2,089,942
   2,000,000            Clear Channel Communications, Inc., 3.125%,
                        2/1/2007                                                  1,941,178
   2,000,000            Clear Channel Communications, Inc., 6.00%,
                        11/1/2006                                                 2,038,938
   2,350,000            New York Times Co., 4.50%, 3/15/2010                      2,330,824
   1,850,000            New York Times Co., 5.00%, 3/15/2015                      1,842,545
   2,000,000            News America Holdings, Inc., Note, 8.15%,
                        10/17/2036                                                2,481,578
   2,000,000            News America Holdings, Inc., Sr. Deb., 9.25%,
                        2/1/2013                                                  2,499,722
   1,905,000            Reed Elsevier, Inc., 6.75%, 8/1/2011                      2,102,891
   100,000              Reed Elsevier, Inc., Company Guarantee, 6.125%,
                        8/1/2006                                                  102,732
   2,000,000            Univision Communications, Inc., Sr. Note, 3.50%,
                        10/15/2007                                                1,956,116
                        Total                                                     21,643,838
                        Communications - Telecom Wireless--2.6%
   5,000,000            AT&T Wireless Services, Inc., 6.875%, 4/18/2005           5,006,450
   1,900,000            Sprint Capital Corp., 6.375%, 5/1/2009                    2,008,625
   2,000,000            Sprint Capital Corp., 7.125%, 1/30/2006                   2,047,808
   2,000,000            Sprint Capital Corp., Company Guarantee, 6.125%,
                        11/15/2008                                                2,092,110
   940,000              Sprint Capital Corp., Company Guarantee, 8.75%,
                        3/15/2032                                                 1,223,205
   2,000,000            Sprint Capital Corp., Note, 8.375%, 3/15/2012             2,340,550
                        Total                                                     14,718,748
                        Communications - Telecom Wirelines--5.2%
   3,000,000            BellSouth Corp., 5.20%, 9/15/2014                         2,973,390
   2,390,000            CenturyTel, Inc., 8.375%, 10/15/2010                      2,752,181
   2,000,000            Citizens Communications Co., 7.625%, 8/15/2008            2,110,000
   1,400,000            Citizens Communications Co., 9.00%, 8/15/2031             1,463,000
   1,000,000            Citizens Communications Co., Unsecd. Note, 9.25%,
                        5/15/2011                                                 1,100,000
   1,500,000            Deutsche Telekom International Finance BV, 5.25%,
                        7/22/2013                                                 1,510,830
   2,750,000       (1)  KT Corp., Note, 5.875%, 6/24/2014                         2,829,503
   3,000,000            SBC Communications, Inc., 5.10%, 9/15/2014                2,925,360
   750,000              Telecom de Puerto Rico, Note, 6.65%, 5/15/2006            767,805
   3,700,000            Telefonos de Mexico, Note, 4.50%, 11/19/2008              3,636,915
   2,000,000            Verizon Global Funding, 7.75%, 6/15/2032                  2,422,280
   3,000,000            Verizon Global Funding, Note, 4.00%, 1/15/2008            2,961,750
   2,000,000            Verizon Global Funding, Note, 6.75%, 12/1/2005            2,036,240
                        Total                                                     29,489,254
                        Consumer Cyclical - Automotive--6.3%
   4,000,000            DaimlerChrysler North America Holding Corp.,
                        3.77%, 8/8/2006                                           4,030,920
   3,000,000            DaimlerChrysler North America Holding Corp.,
                        6.50%, 11/15/2013                                         3,109,440
   2,000,000            Ford Motor Credit Co., Note, 6.50%, 1/25/2007             2,021,138
   6,000,000            Ford Motor Credit Co., Note, 7.375%, 10/28/2009           6,031,980
   6,850,000            General Motors Acceptance Corp., 4.50%, 7/15/2006         6,684,079
   900,000              General Motors Acceptance Corp., 7.50%, 7/15/2005         907,283
   9,000,000            General Motors Corp., Note, 7.20%, 1/15/2011              8,134,209
   200,000              General Motors Corp., Note, 9.45%, 11/1/2011              204,346
   1,800,000       (1)  Harley Davidson, Inc., 3.625%, 12/15/2008                 1,751,310
   2,840,000       (1)  Nissan Motor Acceptance Corp, 4.625%, 3/8/2010            2,818,785
                        Total                                                     35,693,490
                        Consumer Cyclical - Entertainment--2.2%
   3,000,000            AOL Time Warner, Inc., 5.625%, 5/1/2005                   3,006,030
   3,000,000            AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032              3,576,960
   1,000,000            AOL Time Warner, Inc., Note, 6.875%, 5/1/2012             1,094,250
   3,100,000            Carnival Corp., 3.75%, 11/15/2007                         3,044,727
   250,000              International Speedway Corp., 4.20%, 4/15/2009            243,982
   1,250,000            International Speedway Corp., 5.40%, 4/15/2014            1,260,193
                        Total                                                     12,226,142
                        Consumer Cyclical - Retailers--1.7%
   3,600,000            CVS Corp., 5.625%, 3/15/2006                              3,661,092
   2,246,864       (1)  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027             2,249,077
   2,200,000            Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                        6/1/2028                                                  2,396,548
   1,000,000            Target Corp., 5.875%, 3/1/2012                            1,068,330
   295,000              Target Corp., Unsecd. Note, 7.50%, 8/15/2010              335,654
                        Total                                                     9,710,701
                        Consumer Cyclical - Services--0.1%
   250,000              Boston University, 7.625%, 7/15/2097                      295,166
                        Consumer Non-Cyclical - Food/Beverage--2.2%
   1,385,000            Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006        1,359,696
   4,500,000            General Mills, Inc., Unsecd. Note, 2.625%,
                        10/24/2006                                                4,402,215
   500,000              Kraft Foods, Inc., 5.625%, 11/1/2011                      518,940
   6,000,000            Kraft Foods, Inc., Note, 4.625%, 11/1/2006                6,044,760
                        Total                                                     12,325,611
                        Consumer Non-Cyclical - Healthcare--1.3%
   3,000,000            Anthem, Inc., 6.80%, 8/1/2012                             3,317,370
   1,300,000            Boston Scientific Corp., 5.45%, 6/15/2014                 1,332,916
   2,750,000            UnitedHealth Group, Inc., 7.50%, 11/15/2005               2,810,253
                        Total                                                     7,460,539
                        Consumer Non-Cyclical - Pharmaceuticals--0.5%
   990,000              Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018               1,108,949
   1,600,000            Wyeth, Unsecd. Note, 5.50%, 2/1/2014                      1,636,640
                        Total                                                     2,745,589
                        Consumer Non-Cyclical - Supermarkets--0.4%
   1,950,000            Kroger Co., 7.25%, 6/1/2009                               2,126,046
                        Consumer Non-Cyclical - Tobacco--0.3%
   750,000              Altria Group, Inc., 5.625%, 11/4/2008                     768,735
   915,000              Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006          930,930
                        Total                                                     1,699,665
                        Energy - Independent--2.2%
   600,000              Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                        10/15/2006                                                625,560
   500,000              Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009       543,610
   3,280,000            Canadian Natural Resources Ltd., 4.90%, 12/1/2014         3,205,675
   1,200,000       (1)  EOG Co. of Canada, Company Guarantee, (Series
                        144A), 7.00%, 12/1/2011                                   1,324,140
   2,500,000            Pemex Project Funding Master, Company Guarantee,
                        9.125%, 10/13/2010                                        2,887,375
   2,742,300       (1)  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009       2,589,965
   980,000         (1)  Tengizchevroil LLP, (Series 144A), 6.124%,
                        11/15/2014                                                975,100
                        Total                                                     12,151,425
                        Energy - Integrated--1.6%
   1,250,000            Husky Oil Ltd., Deb., 7.55%, 11/15/2016                   1,427,912
   3,500,000            Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006              3,644,620
   2,000,000            Petro-Canada, Note, 5.00%, 11/15/2014                     1,959,500
   2,130,000       (1)  Statoil ASA, 5.125%, 4/30/2014                            2,144,505
                        Total                                                     9,176,537
                        Energy - Refining--0.9%
   2,000,000            Valero Energy Corp., 7.375%, 3/15/2006                    2,060,480
   3,000,000            Valero Energy Corp., Note, 4.75%, 4/1/2014                2,891,760
                        Total                                                     4,952,240
                        Financial Institution - Banking--7.2%
   2,500,000            Astoria Financial Corp., Note, 5.75%, 10/15/2012          2,582,577
   3,000,000            Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005               3,062,790
   675,000              City National Bank, Sub. Note, 6.375%, 1/15/2008          712,543
   1,500,000            Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           1,686,915
   3,500,000            FirstBank Puerto Rico, Sub. Note, 7.625%,
                        12/20/2005                                                3,543,820
   3,000,000            Household Finance Corp., Note, 6.50%, 1/24/2006           3,064,350
   2,300,000            Hudson United Bancorp, 7.00%, 5/15/2012                   2,524,733
   1,670,000            J.P. Morgan Chase & Co., Sub. Deb., 8.00%,
                        4/29/2027                                                 2,140,172
   2,000,000            J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                        9/15/2014                                                 1,981,460
   3,450,000            Marshall & Ilsley Bank, Milwaukee, Sr. Note,
                        4.40%, 3/15/2010                                          3,413,361
   285,000              PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007           301,342
   2,700,000            Regions Financial Corp., 4.375%, 12/1/2010                2,635,173
   3,000,000            U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014             2,974,890
   2,290,000            US Banc Cap I, Company Guarantee, 8.27%, 12/15/2026       2,532,465
   2,500,000            Wachovia Bank N.A., 4.80%, 11/1/2014                      2,445,375
   250,000              Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007            253,465
   1,600,000            Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015           1,567,360
   2,900,000            Washington Mutual Bank FA, 5.125%, 1/15/2015              2,847,858
                        Total                                                     40,270,649
                        Financial Institution- Brokerage--6.1%
   4,200,000            Amvescap PLC, 4.50%, 12/15/2009                           4,137,966
   3,000,000            Bear Stearns Cos., Inc., Unsecd. Note, 3.25%,
                        3/25/2009                                                 2,860,080
   3,500,000       (1)  FMR Corp., Bond, 7.57%, 6/15/2029                         4,340,175
   1,000,000            Franklin Resources, Inc., 3.70%, 4/15/2008                977,370
   3,500,000            Goldman Sachs Group, Inc., 3.875%, 1/15/2009              3,401,440
   1,500,000            Goldman Sachs Group, Inc., Note, (Series MTNB),
                        7.35%, 10/1/2009                                          1,661,640
   1,270,000            Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006           1,329,068
   2,750,000            Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010         3,128,538
   3,400,000            Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009        3,327,920
   2,000,000            Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006        2,076,720
   4,200,000            Morgan Stanley Group, Inc., 5.30%, 3/1/2013               4,245,108
   2,950,000            Waddell & Reed Financial, Inc., 7.50%, 1/18/2006          3,029,739
                        Total                                                     34,515,764
                        Financial Institution - Finance Noncaptive--3.7%
   1,750,000            American Express Co., 3.75%, 11/20/2007                   1,721,177
   2,225,000       (1)  Berkshire Hathaway, Inc., 4.85%, 1/15/2015                2,168,885
   3,000,000            Capital One Financial Corp., Note, 7.125%, 8/1/2008       3,201,630
   3,250,000            General Electric Capital Corp., 3.75%, 12/15/2009         3,120,325
   3,000,000            MBNA America Bank, N.A., Bank Note, 5.375%,
                        1/15/2008                                                 3,066,930
   3,000,000            MBNA America Bank, N.A., Sr. Note, Series BKNT,
                        6.50%, 6/20/2006                                          3,083,370
   4,520,000            SLM Corp., Floating Rate Note, 3.859%, 12/15/2014         4,486,100
                        Total                                                     20,848,417
                        Financial Institution - Insurance - Life--1.1%
   1,800,000            AXA Financial, Inc., Note, 6.50%, 4/1/2008                1,892,952
   1,000,000            AXA-UAP, Sub. Note, 8.60%, 12/15/2030                     1,313,540
   2,000,000       (1)  Pacific LifeCorp., Bond, 6.60%, 9/15/2033                 2,215,160
   700,000         (1)  Reinsurance Group of America, Sr. Note, 7.25%,
                        4/1/2006                                                  720,566
   250,000         (1)  Union Central Life Insurance Co., Note, 8.20%,
                        11/1/2026                                                 282,203
                        Total                                                     6,424,421
                        Financial Institution - Insurance - P&C--0.7%
   1,500,000       (1)  MBIA Global Funding LLC, 2.875%, 11/30/2006               1,467,255
   250,000              MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028         275,187
   1,900,000       (1)  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033           1,908,588
   400,000              USF&G Corp., Company Guarantee, 8.47%, 1/10/2027          441,650
                        Total                                                     4,092,680
                        Financial Institution - REITs--1.9%
   2,750,000            Archstone-Smith Trust, 5.00%, 8/15/2007                   2,782,945
   3,150,000            EOP Operating LP, 7.75%, 11/15/2007                       3,392,014
   2,470,000            Simon Property Group, Inc., 6.35%, 8/28/2012              2,610,518
   2,000,000            Simon Property Group, Inc., 6.375%, 11/15/2007            2,090,260
                        Total                                                     10,875,737
                        Foreign-Local-Government--0.4%
   2,000,000            Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                  2,164,260
                        Sovereign--2.2%
   7,000,000            KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                  6,823,740
   500,000              Sweden, Government of, Deb., 10.25%, 11/1/2015            614,645
   2,000,000            United Mexican States, 6.625%, 3/3/2015                   2,089,000
   2,600,000            United Mexican States, 7.50%, 4/8/2033                    2,762,500
                        Total                                                     12,289,885
                        Technology--2.6%
   2,375,000            Computer Sciences Corp., 7.375%, 6/15/2011                2,686,600
   4,300,000            Deluxe Corp., 5.125%, 10/1/2014                           4,084,699
   2,588,000            First Data Corp., 4.70%, 11/1/2006                        2,610,024
   3,150,000            International Business Machines Corp., 4.875%,
                        10/1/2006                                                 3,191,170
   800,000              SunGard Data Systems, Inc., 4.875%, 1/15/2014             634,280
   1,250,000            Unisys Corp., 8.125%, 6/1/2006                            1,287,500
                        Total                                                     14,494,273
                        Transportation - Airlines--1.0%
   2,000,000            Delta Air Lines, Inc., Pass Thru Cert., 6.417%,
                        1/2/2014                                                  2,068,300
   658,568              Northwest Airlines Corp., Equip. Trust, 8.072%,
                        10/1/2019                                                 721,198
   2,790,000            Southwest Airlines Co., 6.50%, 3/1/2012                   2,942,948
                        Total                                                     5,732,446
                        Transportation - Railroads--1.4%
   3,160,000            Burlington Northern, Inc., Mtg. Bond, 9.25%,
                        10/1/2006                                                 3,388,752
   2,020,000            Burlington Northern Santa Fe Corp., 4.875%,
                        1/15/2015                                                 1,974,207
   205,729              Burlington Northern Santa Fe Corp., Pass Thru
                        Cert., 7.57%, 1/2/2021                                    240,751
   2,210,000            Union Pacific Corp., 4.875%, 1/15/2015                    2,154,949
                        Total                                                     7,758,659
                        Transportation - Services--1.4%
   2,700,000            FedEx Corp., Note, 2.65%, 4/1/2007                        2,616,867
   4,725,000            Hertz Corp., 4.70%, 10/2/2006                             4,661,822
   350,000              Hertz Corp., Note, 7.625%, 8/15/2007                      360,742
                        Total                                                     7,639,431
                        Utility - Electric--5.5%
   1,400,000            Alabama Power Co., 4.70%, 12/1/2010                       1,394,946
   5,950,000            American Electric Power Co., Inc., Note, 6.125%,
                        5/15/2006                                                 6,095,477
   2,240,000            Consolidated Natural Gas Co., 5.00%, 12/1/2014            2,197,709
   1,000,000            Dominion Resources, Inc., 3.09%, 5/15/2006                999,560
   4,800,000            FirstEnergy Corp., 5.50%, 11/15/2006                      4,883,405
   1,000,000            Florida Power & Light Co., 1st Mtg. Bond, 6.00%,
                        6/1/2008                                                  1,047,800
   950,000         (1)  Israel Electric Corp. Ltd., 7.95%, 5/30/2011              1,068,874
   2,000,000            MidAmerican Energy Co., Unsecd. Note, 6.75%,
                        12/30/2031                                                2,349,840
   1,000,000            Oncor, Inc., Deb., 7.00%, 9/1/2022                        1,134,962
   2,000,000            PSEG Power LLC, 6.875%, 4/15/2006                         2,057,240
   1,750,000            PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011       2,010,330
   740,000              Pacific Gas & Electric Co., 6.05%, 3/1/2034               761,534
   3,660,000            Pacific Gas & Electric Co., Unsecd. Note, 4.20%,
                        3/1/2011                                                  3,553,055
   1,400,000            Scottish Power PLC, 4.91%, 3/15/2010                      1,403,248
                        Total                                                     30,957,980
                        Utility - Natural Gas Pipelines--0.4%
   2,200,000            Kinder Morgan Energy Partners LP, Sr. Unsecd.
                        Note, 5.80%, 3/15/2035                                    2,098,844
                        Total Corporate Bonds (identified cost
                        $454,920,908)                                             454,874,441
                        Mortgage Backed Securities--0.0%
                        Federal Home Loan Mortgage Corporation--0.0%
   13,706               8.00%, 9/1/2030                                           14,774
   35,070               6.50%, 4/1/2015                                           36,697
                        Total                                                     51,471
                        Government National Mortgage Association--0.0%
   4,428                8.00%, 9/15/2030                                          4,789
   44,735               8.00%, 8/15/2029                                          48,432
                        Total                                                     53,221
                        Total Mortgage Backed Securities (identified cost
                        $97,043)                                                  104,692
                        Municipal bonds--0.1%
                        Consumer Cyclical - Services--0.1%
   625,000              Harvard University, Revenue Bonds, 8.125% Bonds,
                        4/15/2007 (IDENTIFIED COST $651,925)                      674,162
                        Preferred Stocks--0.1%
                        Financial Institution - Banking--0.1%
   5,000                Citigroup, Inc., Cumulative Pfd., (Series F)
                        Annual Dividend $3.1825 (IDENTIFIED COST $238,830)        262,812
                        U.S. Treasury--0.5%
                        Treasury Securities--0.5%
$  2,995,950            U.S. Treasury Inflation Protected Note, (Series
                        A-2015), 1.625%, 1/15/2015 (IDENTIFIED COST
                        $2,975,191)                                               2,952,419
                        Repurchase Agreement--14.2%
   79,608,000           Interest in $1,740,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.90%,
                        dated 3/31/2005 to be repurchased at $79,614,413
                        on 4/1/2005, collateralized by U.S. Government
                        Agency Obligations with various maturities to
                        2/24/2025, collateral market value $1,774,943,868
                        (AT AMORTIZED COST)                                       79,608,000
                        Total Investments------97.8% (identified cost
                        $549,659,466)(2)                                          549,737,598
                        other assets and liabilities---net--2.2%                   12,420,570
                        total net assets---100%                               $   562,158,168

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At March 31, 2005, these securities amounted to $38,886,537 which represents 6.9% of total net assets.
2 At March 31, 2005, the cost of investments for federal tax purposes was $549,659,466. The net unrealized appreciation of investments for federal tax purposes was $78,132. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,205,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,127,395.


Note:          The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end, regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
REIT        --Real Estate Investment Trust
REMIC       --Real Estate Mortgage Investment Conduit











Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Insurance Series

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date        May 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005